Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Feb. 15, 2013	Jun. 30, 2012
Entity Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	SWX
Entity Registrant Name	SOUTHWEST GAS CORP
Entity Central Index Key	0000092416
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		46,294,796
Entity Public Float			$ 2,013,502,347

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Utility plant:
Gas plant	$ 5,019,500	$ 4,811,050
Less: accumulated depreciation	(1,750,795)	(1,638,091)
Acquisition adjustments, net	911	1,091
Construction work in progress	74,178	44,894
Net utility plant (Note 2)	3,343,794	3,218,944
Other property and investments	242,096	192,004
Restricted cash		12,785
Current assets:
Cash and cash equivalents	25,530	21,937
Accounts receivable, net of allowances (Note 3)	196,913	209,246
Accrued utility revenue	72,000	70,300
Income taxes receivable, net	2,945	7,793
Deferred income taxes (Note 12)	47,088	53,435
Deferred purchased gas costs (Note 4)	6,031	2,323
Prepaids and other current assets (Notes 1 and 4)	107,910	96,598
Total current assets	458,417	461,632
Deferred charges and other assets (Note 4 and 13)	443,750	390,642
Total assets	4,488,057	4,276,007
Capitalization:
Common stock, $1 par (authorized - 60,000,000 shares; issued and outstanding - 46,147,788 and 45,956,088 shares) (Note 11)	47,778	47,586
Additional paid-in capital	828,777	821,640
Accumulated other comprehensive income (loss), net (Note 5)	(50,745)	(49,331)
Retained earnings	484,369	406,125
Total Southwest Gas Corporation equity	1,310,179	1,226,020
Noncontrolling interest	(1,681)	(989)
Total equity	1,308,498	1,225,031
Long-term debt, less current maturities (Note 7)	1,268,373	930,858
Total capitalization	2,576,871	2,155,889
Commitments and contingencies (Note 9)
Current liabilities:
Current maturities of long-term debt (Note 7)	50,137	322,618
Accounts payable	155,667	186,755
Customer deposits	77,858	83,839
Accrued general taxes	37,644	42,102
Accrued interest	16,080	16,699
Deferred purchased gas costs (Note 4)	98,957	72,426
Other current liabilities (Note 4 and 13)	98,786	123,129
Total current liabilities	535,129	847,568
Deferred income taxes and other credits:
Deferred income taxes and investment tax credits (Note 12)	616,184	557,118
Taxes payable	551	828
Accumulated removal costs (Note 4)	256,000	233,000
Other deferred credits (Note 4 and 10)	503,322	481,604
Total deferred income taxes and other credits	1,376,057	1,272,550
Total capitalization and liabilities	$ 4,488,057	$ 4,276,007

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Common stock, par	$ 1	$ 1
Common stock, authorized	60,000,000	60,000,000
Common stock, issued	46,147,788	45,956,088
Common stock, outstanding	46,147,788	45,956,088

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating revenues:
Gas operating revenues	$ 1,321,728	$ 1,403,366	$ 1,511,907
Construction revenues	606,050	483,822	318,464
Total operating revenues	1,927,778	1,887,188	1,830,371
Operating expenses:
Net cost of gas sold	479,602	613,489	736,175
Operations and maintenance	369,979	358,498	354,943
Depreciation and amortization	223,422	200,469	190,463
Taxes other than income taxes	41,728	40,949	38,869
Construction expenses	541,523	423,703	277,804
Total operating expenses	1,656,254	1,637,108	1,598,254
Operating income	271,524	250,080	232,117
Other income and (expenses):
Net interest deductions (Note 7 and 8)	(68,020)	(69,602)	(75,677)
Net interest deductions on subordinated debentures (Note 6)			(1,912)
Other income (deductions)	4,411	(5,412)	3,850
Total other income and (expenses)	(63,609)	(75,014)	(73,739)
Income before income taxes	207,915	175,066	158,378
Income tax expense (Note 12)	75,276	63,303	54,925
Net Income	132,639	111,763	103,453
Net income (loss) attributable to noncontrolling interest	(692)	(524)	(424)
Net income attributable to Southwest Gas Corporation	$ 133,331	$ 112,287	$ 103,877
Basic earnings per share (Note 15)	$ 2.89	$ 2.45	$ 2.29
Diluted earnings per share (Note 15)	$ 2.86	$ 2.43	$ 2.27
Average number of common shares outstanding	46,115	45,858	45,405
Average shares outstanding (assuming dilution)	46,555	46,291	45,823

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Income	$ 132,639	$ 111,763	$ 103,453
Defined benefit pension plans (Notes 5 and 10):
Net actuarial gain (loss)	(46,409)	(84,005)	(5,616)
Amortization of transition obligation	538	537	538
Amortization of net actuarial loss	15,870	9,653	7,516
Prior service cost	(1,502)
Regulatory adjustment	26,518	65,677	404
Net defined benefit pension plans	(4,985)	(8,138)	2,842
Forward-starting interest rate swaps:
Unrealized/realized gain (loss) (Notes 5 and 13)	1,834	(11,134)	(11,436)
Amounts reclassified into net income (Notes 5 and 13)	1,737	725	60
Net forward-starting interest rate swaps	3,571	(10,409)	(11,376)
Total other comprehensive income (loss), net of tax	(1,414)	(18,547)	(8,534)
Comprehensive income	131,225	93,216	94,919
Comprehensive income (loss) attributable to noncontrolling interest	(692)	(524)	(424)
Comprehensive income attributable to Southwest Gas Corporation	$ 131,917	$ 93,740	$ 95,343

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOW FROM OPERATING ACTIVITIES:
Net Income	$ 132,639	$ 111,763	$ 103,453
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	223,422	200,469	190,463
Deferred income taxes	66,280	56,467	50,111
Changes in current assets and liabilities:
Accounts receivable, net of allowances	12,333	(61,641)	10,117
Accrued utility revenue	(1,700)	(5,900)	7,300
Deferred purchased gas costs	22,823	(52,885)	33,013
Accounts payable	(25,998)	15,826	6,680
Accrued taxes	113	14,979	(15,240)
Other current assets and liabilities	(18,948)	(3,347)	12,895
Gains on sale	(8,040)	(3,307)	(1,547)
Changes in undistributed stock compensation	5,137	6,125	4,429
AFUDC and property-related changes	(1,943)	(1,154)	(945)
Changes in other assets and deferred charges	(15,367)	11,025	(12,262)
Changes in other liabilities and deferred credits	(4,427)	(36,378)	(17,474)
Net cash provided by operating activities	386,324	252,042	370,993
CASH FLOW FROM INVESTING ACTIVITIES:
Construction expenditures and property additions	(395,712)	(380,991)	(215,439)
Restricted cash	12,785	24,996	11,988
Changes in customer advances	(3,025)	(7,771)	(830)
Miscellaneous inflows	13,963	7,686	4,075
Miscellaneous outflows	(2,004)	(2,719)	(2,800)
Net cash used in investing activities	(373,993)	(358,799)	(203,006)
CASH FLOW FROM FINANCING ACTIVITIES:
Issuance of common stock, net	1,581	7,402	11,098
Dividends paid	(53,040)	(47,929)	(44,846)
Interest rate swap settlement	(21,754)		(11,691)
Issuance of long-term debt, net	489,518	274,598	123,960
Retirement of long-term debt	(427,043)	(330,473)	(3,327)
Redemption of subordinated debentures			(100,000)
Change in credit facility and commercial paper	2,000	109,000	(92,400)
Net cash provided by (used in) financing activities	(8,738)	12,598	(117,206)
Change in cash and cash equivalents	3,593	(94,159)	50,781
Cash and cash equivalents at beginning of period	21,937	116,096	65,315
Cash and cash equivalents at end of period	25,530	21,937	116,096
Supplemental information:
Interest paid, net of amounts capitalized	87,439	69,842	87,000
Income taxes paid (received)	$ 2,843	$ (13,635)	$ 19,200

CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Thousands, except Share data	Total	Common Stock [Member]		Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member}	Non-controlling Interest [Member]
Balance at Dec. 31, 2009	$ 1,102,086	$ 46,722		$ 792,339	$ (22,250)	$ 285,316	$ (41)
Balance, shares at Dec. 31, 2009		45,092,000
Common stock issuances Value	16,053	507		15,546
Common stock issuance, shares		507,000
Net income (loss)	103,453					103,877	(424)
Net actuarial gain (loss) arising during the period, less amortization of unamortized benefit plan cost, net of tax (Notes 5 and 10)	2,842				2,842
FSIRS realized and unrealized gain (loss), net of tax (Notes 5 and 13)	(11,436)				(11,436)
Amounts reclassified to net income, net of tax (Notes 5 and 13)	60				60
Dividends declared Common	(46,062)					(46,062)
Balance at Dec. 31, 2010	1,166,996	47,229		807,885	(30,784)	343,131	(465)
Balance, shares at Dec. 31, 2010		45,599,000
Common stock issuances Value	14,112	357		13,755
Common stock issuance, shares		357,000
Net income (loss)	111,763					112,287	(524)
Net actuarial gain (loss) arising during the period, less amortization of unamortized benefit plan cost, net of tax (Notes 5 and 10)	(8,138)				(8,138)
FSIRS realized and unrealized gain (loss), net of tax (Notes 5 and 13)	(11,134)				(11,134)
Amounts reclassified to net income, net of tax (Notes 5 and 13)	725				725
Dividends declared Common	(49,293)					(49,293)
Balance at Dec. 31, 2011	1,225,031	47,586		821,640	(49,331)	406,125	(989)
Balance, shares at Dec. 31, 2011	45,956,088	45,956,000
Common stock issuances Value	7,329	192		7,137
Common stock issuance, shares		192,000
Net income (loss)	132,639					133,331	(692)
Net actuarial gain (loss) arising during the period, less amortization of unamortized benefit plan cost, net of tax (Notes 5 and 10)	(4,985)				(4,985)
FSIRS realized and unrealized gain (loss), net of tax (Notes 5 and 13)	1,834				1,834
Amounts reclassified to net income, net of tax (Notes 5 and 13)	1,737				1,737
Dividends declared Common	(55,087)					(55,087)
Balance at Dec. 31, 2012	$ 1,308,498	$ 47,778		$ 828,777	$ (50,745)	$ 484,369	$ (1,681)
Balance, shares at Dec. 31, 2012	46,147,788	46,148,000	[1]

[1]	At December 31, 2012, 2.2 million common shares were registered and available for issuance under provisions of the Company's various stock issuance plans. In addition, approximately 125,000 common shares are registered for issuance upon the exercise of options granted under the Stock Incentive Plan (see Note 11).

CONSOLIDATED STATEMENTS OF EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dividends declared Common, per share	$ 1.18	$ 1.06	$ 1
Shares registered and available for issuance	2,200,000
Common shares registered for issuance upon exercise of options	125,000	177,000	369,000

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies

Note 1 – Summary of Significant Accounting Policies

Nature of Operations.    Southwest Gas Corporation and its subsidiaries (the “Company”) consist of two segments: natural gas operations (“Southwest” or the “natural gas operations” segment) and construction services. Southwest is engaged in the business of purchasing, distributing, and transporting natural gas for customers in portions of Arizona, Nevada, and California. Public utility rates, practices, facilities, and service territories of Southwest are subject to regulatory oversight. The timing and amount of rate relief can materially impact results of operations. Natural gas purchases and the timing of related recoveries can materially impact liquidity. NPL Construction Co. (“NPL” or the “construction services” segment), a wholly owned subsidiary, is a full-service underground piping contractor that primarily provides utility companies with trenching and installation, replacement, and maintenance services for energy distribution systems. In November 2009, NPL entered into a venture to market natural gas engine-driven heating, ventilating, and air conditioning (“HVAC”) technology and products. NPL has a 65% interest in the entity (IntelliChoice Energy, “ICE”) and consolidates ICE as a majority-owned subsidiary.

Basis of Presentation.    The Company follows generally accepted accounting principles in the United States (“U.S. GAAP”) in accounting for all of its businesses. Accounting for the natural gas utility operations conforms with U.S. GAAP as applied to regulated companies and as prescribed by federal agencies and commissions of the various states in which the utility operates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Consolidation.    The accompanying financial statements are presented on a consolidated basis and include the accounts of Southwest Gas Corporation and all subsidiaries. All significant intercompany balances and transactions have been eliminated with the exception of transactions between Southwest and NPL in accordance with accounting treatment for rate-regulated entities.

Net Utility Plant.    Net utility plant includes gas plant at original cost, less the accumulated provision for depreciation and amortization, plus the unamortized balance of acquisition adjustments. Original cost includes contracted services, material, payroll and related costs such as taxes and benefits, general and administrative expenses, and an allowance for funds used during construction, less contributions in aid of construction.

Other Property and Investments.    Other property and investments includes (millions of dollars):

	2012	2011
NPL property and equipment	$287	$237
Accumulated provision for depreciation and amortization	(136)	(128)
Net cash surrender value of COLI policies	80	74
Other property	11	9

Total	$242	$192

Deferred Purchased Gas Costs.    The various regulatory commissions have established procedures to enable Southwest to adjust its billing rates for changes in the cost of natural gas purchased. The difference between the current cost of gas purchased and the cost of gas recovered in billed rates is deferred. Generally, these deferred amounts are recovered or refunded within one year.

Prepaids and other current assets.    Prepaids and other current assets includes plant materials and operating supplies of $25 million in 2012 and $21 million in 2011.

Income Taxes.    The Company uses the asset and liability method of accounting for income taxes. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date. For regulatory and financial reporting purposes, investment tax credits (“ITC”) related to gas utility operations are deferred and amortized over the life of related fixed assets.

Cash and Cash Equivalents.    For purposes of reporting consolidated cash flows, cash and cash equivalents include cash on hand and financial instruments with a purchase-date maturity of three months or less. Cash and cash equivalents fall within Level 1 (quoted prices for identical financial instruments) of the three-level fair value hierarchy that ranks the inputs used to measure fair value by their reliability. During 2012, approximately $20 million of customer advances, upon contract expiration, were applied as contributions offsetting construction expenditures as a non-cash investing activity.

Accumulated Removal Costs.    Approved regulatory practices allow Southwest to include in depreciation expense a component to recover removal costs associated with utility plant retirements. In accordance with the Securities and Exchange Commission’s (“SEC”) position on presentation of these amounts, management has reclassified estimated removal costs from accumulated depreciation to accumulated removal costs within the liabilities section of the balance sheets. The reclassified amounts are presented in the table below (thousands of dollars):

	December 31, 2012	December 31, 2011
Accumulated removal costs	$256,000	$233,000

Gas Operating Revenues.    Revenues are recorded when customers are billed. Customer billings are based on monthly meter reads and are calculated in accordance with applicable tariffs and state and local laws, regulations, and agreements. An estimate of the margin associated with natural gas service provided, but not yet billed, to residential and commercial customers from the latest meter reading date to the end of the reporting period is also recognized as accrued utility revenue. Revenues also include the net impacts of margin tracker/decoupling accruals.

The Company acts as an agent for state and local taxing authorities in the collection and remission of a variety of taxes, including sales and use taxes and surcharges. These taxes are not included in gas operating revenues. The Company uses the net classification method to report taxes collected from customers to be remitted to governmental authorities.

Construction Revenues.    The majority of NPL contracts are performed under unit-price contracts. Generally, these contracts state prices per unit of installation. Typical installations are accomplished in two weeks or less. Revenues are recorded as installations are completed. Long-term fixed-price contracts use the percentage-of-completion method of accounting and, therefore, take into account the cost, estimated earnings, and revenue to date on contracts not yet completed. The amount of revenue recognized on fixed-price contracts is based on costs expended to date relative to anticipated final contract costs. Revisions in estimates of costs and earnings during the course of the work are reflected in the accounting period in which the facts requiring revision become known. If a loss on a contract becomes known or is anticipated, the entire amount of the estimated ultimate loss is recognized at that time in the financial statements. Some unit-price contracts contain caps, that if encroached, trigger revenue and loss recognition similar to a fixed-price contract model.

In 2011, NPL recorded $5 million in estimated pretax profit associated with a large fixed-price contract. In connection with significant changes in estimated costs to complete the fixed-price contract, NPL results reflect pretax losses (with after-tax earnings per share impacts) of $15 million ($0.20 per share) for the year ended December 31, 2012, including $18 million ($0.24 per share) in the first half of 2012. The estimated cost changes that resulted in the losses recognized included reductions in projected productivity and higher costs of restoration work. Change orders approved during the fourth quarter of 2012 helped to reduce losses overall on the contract. On a contract-to-date basis the cumulative loss is $10 million. At December 31, 2012, work on this sizeable contract is over 95% complete.

Construction Expenses.    The construction expenses classification in the income statement includes payroll expenses, job-related equipment costs, direct construction costs, gains and losses on equipment sales, general and administrative expenses, and office-related fixed costs of NPL.

Net Cost of Gas Sold.    Components of net cost of gas sold include natural gas commodity costs (fixed-price and variable-rate), pipeline capacity/transportation costs, and actual settled costs of natural gas derivative instruments. Also included are the net impacts of PGA deferrals and recoveries.

Operations and Maintenance Expense.    For financial reporting purposes, operations and maintenance expense includes Southwest’s operating and maintenance costs associated with serving utility customers, uncollectible expense, administrative and general salaries and expense, employee benefits expense, and legal expense (including injuries and damages).

Depreciation and Amortization.    Utility plant depreciation is computed on the straight-line remaining life method at composite rates considered sufficient to amortize costs over estimated service lives, including components which compensate for removal costs (net of salvage value), and retirements, as approved by the appropriate regulatory agency. When plant is retired from service, the original cost of plant, including cost of removal, less salvage, is charged to the accumulated provision for depreciation. Other regulatory assets, including acquisition adjustments, are amortized when appropriate, over time periods authorized by regulators. Nonutility and construction services-related property and equipment are depreciated on a straight-line method based on the estimated useful lives of the related assets. Costs and gains related to refunding utility debt and debt issuance expenses are deferred and amortized over the weighted-average lives of the new issues and become a component of interest expense.

Allowance for Funds Used During Construction (“AFUDC”).    AFUDC represents the cost of both debt and equity funds used to finance utility construction. AFUDC is capitalized as part of the cost of utility plant. The debt portion of AFUDC is reported in the consolidated statements of income as an offset to net interest deductions and the equity portion is reported as other income. Utility plant construction costs, including AFUDC, are recovered in authorized rates through depreciation when completed projects are placed into operation, and general rate relief is requested and granted.

	2012	2011	2010
(In thousands)
AFUDC:
Debt portion	$1,129	$718	$512
Equity portion	1,943	1,154	945

AFUDC capitalized as part of utility plant	$3,072	$1,872	$1,457

Other Income (Deductions).    The following table provides the composition of significant items included in Other income (deductions) on the consolidated statements of income (thousands of dollars):

	2012	2011	2010
Change in COLI policies	$6,600	$700	$9,770
Interest income	924	485	194
Pipe replacement costs	(2,680)	(4,761)	(5,024)
Miscellaneous income and (expense)	(433)	(1,836)	(1,090)

Total other income (deductions)	$4,411	$(5,412)	$3,850

Included in the table above is the change in cash surrender values of company-owned life insurance (“COLI”) policies (including net death benefits recognized). These life insurance policies on members of management and other key employees are used by Southwest to indemnify itself against the loss of talent, expertise, and knowledge, as well as to provide indirect funding for certain nonqualified benefit plans. Current tax regulations provide for tax-free treatment of life insurance (death benefit) proceeds. Therefore, the change in the cash surrender value components of COLI policies, as they progress towards the ultimate death benefits, is also recorded without tax consequences. Pipe replacement costs include amounts associated with certain Arizona non-recoverable pipe replacement work. The replacement program work subject to non-recoverability was completed in 2012.

Earnings Per Share.    Basic earnings per share (“EPS”) are calculated by dividing net income by the weighted-average number of shares outstanding during the period. Diluted EPS includes the effect of additional weighted-average common stock equivalents (stock options, performance shares, and restricted stock units). Unless otherwise noted, the term “Earnings Per Share” refers to Basic EPS. A reconciliation of the shares used in the Basic and Diluted EPS calculations is shown in the following table. Net income was the same for Basic and Diluted EPS calculations.

	2012	2011	2010
(In thousands)
Average basic shares	46,115	45,858	45,405
Effect of dilutive securities:
Stock options	42	52	56
Performance shares	254	271	260
Restricted stock units	144	110	102

Average diluted shares	46,555	46,291	45,823

Recently Issued Accounting Standards Updates.    In October 2012, the Financial Accounting Standards Board (“FASB”) issued the update “Technical Corrections and Improvements” which clarifies or corrects unintended application of accounting guidance. Many of these changes are not expected to have a significant effect on current accounting practice but some improvements are more substantive and are not technical corrections. Amendments included in the update without transition guidance were effective upon issuance. Amendments subject to transition guidance were effective for the Company on January 1, 2013 for interim and annual reporting periods. The adoption of the update is not expected to have a material impact on the Company’s disclosures, financial position, or results of operations.

In July 2012, the FASB issued the update “Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment,” which provides that an entity has the option to first assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that an indefinite-lived intangible asset is impaired. If, in electing the qualitative evaluation step, there is no indication of impairment, quantitative impairment testing would not be required to be performed. The update would provide consistency in evaluation for goodwill and indefinite-lived intangibles other than goodwill. The Company adopted this update, as required, on January 1, 2013. The adoption of the update is not expected to have a material impact on the financial position or results of operations of the Company.

In December 2011, the FASB issued the update “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities.” The update requires an entity to disclose information about financial instruments and derivative instruments that are either offset or subject to an enforceable master netting arrangement or similar agreement. This information is intended to enable users of an entity’s financial statements to understand the effect of those arrangements on the entity’s financial position. In January 2013, the FASB issued the update “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“Clarification”) that clarifies the scope of the “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” update. The amendments included in the Clarification apply to entities that have derivatives, repurchase agreements and reverse repurchase agreements, and certain securities borrowing and securities lending transactions that are offset, or subject to a master netting or similar agreement. Entities with other types of financial assets and financial liabilities subject to a master netting or similar agreements would no longer be subject to the disclosure requirements in the initial update. All disclosures are required to be provided retrospectively for all periods presented. The Company adopted both updates, as required, on January 1, 2013 for interim and annual reporting periods. These updates are not expected to have a material impact on the Company’s disclosures.

Subsequent Events.    Management of the Company monitors events occurring after the balance sheet date and prior to the issuance of the financial statements to determine the impacts, if any, of events on the financial statements to be issued or disclosures to be made, and has reflected them where appropriate.

Utility Plant	12 Months Ended
Dec. 31, 2012
Utility Plant

Note 2 – Utility Plant

Net utility plant as of December 31, 2012 and 2011 was as follows (thousands of dollars):

December 31,	2012	2011
Gas plant:
Storage	$20,503	$20,496
Transmission	301,505	295,103
Distribution	4,224,560	4,048,078
General	310,936	291,639
Other	161,996	155,734

	5,019,500	4,811,050
Less: accumulated depreciation	(1,750,795)	(1,638,091)
Acquisition adjustments, net	911	1,091
Construction work in progress	74,178	44,894

Net utility plant	$3,343,794	$3,218,944

Depreciation and amortization expense on gas plant was as follows (thousands of dollars):

	2012	2011	2010
Depreciation and amortization expense	$182,612	$172,712	$167,050

Operating Leases and Rentals.    Southwest leases a portion of its corporate headquarters office complex in Las Vegas and its administrative offices in Phoenix. The table below presents the rental payments and the current term expiration dates, although both leases have optional renewal terms available.

	2013	2014	2015	2016	2017
(In thousands)
Corporate headquarters (expires in 2017)	$2,140	$2,190	$2,270	$2,343	$1,194
Phoenix administrative offices (expires in 2014)	1,446	243	—	—	—

In addition to the above, the Company leases certain office and construction equipment. The majority of these leases are short-term. These leases are accounted for as operating leases and, for the gas segment, are also treated as such for regulatory purposes. NPL has various short-term operating leases of equipment and temporary office sites. The table below presents Southwest rental payments and NPL lease payments that are included in operating expenses for all operating leases (in thousands):

	2012	2011	2010
Southwest Gas	$7,762	$7,812	$7,585
NPL	24,054	19,017	11,780

Consolidated rental payments/lease expense	$31,816	$26,829	$19,365

The following is a schedule of future minimum lease payments for significant non-cancelable operating leases (with initial or remaining terms in excess of one year) as of December 31, 2012 (thousands of dollars):

Year Ending December 31,
2013	$6,757
2014	4,304
2015	3,181
2016	2,510
2017	1,238
Thereafter	61

Total minimum lease payments	$18,051

Receivables and Related Allowances	12 Months Ended
Dec. 31, 2012
Receivables and Related Allowances

Note 3 – Receivables and Related Allowances

Business activity with respect to gas utility operations is conducted with customers located within the three-state region of Arizona, Nevada, and California. The table below contains information about the gas utility customer accounts receivable balance at December 31, 2012, and the percentage of customers in each of the three states.

Gas utility customer accounts receivable balance (in thousands)	$94,695

December 31, 2012
Percent of customers by state
Arizona	54%
Nevada	36%
California	10%

Although the Company seeks to minimize its credit risk related to utility operations by requiring security deposits from new customers, imposing late fees, and actively pursuing collection on overdue accounts, some accounts are ultimately not collected. Customer accounts are subject to collection procedures that vary by jurisdiction (late fee assessment, noticing requirements for disconnection of service, and procedures for actual disconnection and/or reestablishment of service). After disconnection of service, accounts are generally written off approximately one month after inactivation. Dependent upon the jurisdiction, reestablishment of service requires both payment of previously unpaid balances and additional deposit requirements. Provisions for uncollectible accounts are recorded monthly based on experience, customer and rate composition, and write-off processes. They are included in the ratemaking process as a cost of service. The Nevada jurisdictions have a regulatory mechanism associated with the gas cost-related portion of uncollectible accounts. Such amounts are deferred and collected through a surcharge in the ratemaking process. Activity in the allowance account for uncollectibles is summarized as follows (thousands of dollars):

Allowance for Uncollectibles
Balance, December 31, 2009	$3,953
Additions charged to expense	2,646
Accounts written off, less recoveries	(3,405)

Balance, December 31, 2010	3,194
Additions charged to expense	2,678
Accounts written off, less recoveries	(2,690)

Balance, December 31, 2011	3,182
Additions charged to expense	2,471
Accounts written off, less recoveries	(3,149)

Balance, December 31, 2012	$2,504

Regulatory Assets and Liabilities	12 Months Ended
Dec. 31, 2012
Regulatory Assets and Liabilities

Note 4 – Regulatory Assets and Liabilities

Natural gas operations are subject to the regulation of the Arizona Corporation Commission (“ACC”), the Public Utilities Commission of Nevada (“PUCN”), the California Public Utilities Commission (“CPUC”), and the Federal Energy Regulatory Commission (“FERC”). Southwest accounting policies conform to U.S. GAAP applicable to rate-regulated entities and reflect the effects of the ratemaking process. Accounting treatment for rate-regulated entities allows for deferral as regulatory assets, costs that otherwise would be expensed, if it is probable that future recovery from customers will occur. If rate recovery is no longer probable, due to competition or the actions of regulators, Southwest is required to write-off the related regulatory asset. Regulatory liabilities are recorded if it is probable that revenues will be reduced for amounts that will be credited to customers through the ratemaking process.

The following table represents existing regulatory assets and liabilities (thousands of dollars):

December 31,	2012	2011
Regulatory assets:
Accrued pension and other postretirement benefit costs (1)	$373,615	$330,844
Unrealized net loss on non-trading derivatives (Swaps) (2)	2,395	11,743
Deferred purchased gas costs (3)	6,031	2,323
Accrued purchased gas costs (4)	30,300	18,400
Unamortized premium on reacquired debt (5)	19,452	19,011
Other (6)	44,927	32,988

	476,720	415,309
Regulatory liabilities:
Deferred purchased gas costs (3)	(98,957)	(72,426)
Accumulated removal costs	(256,000)	(233,000)
Unrealized net gain on non-trading derivatives (Swaps) (2)	(6)	—
Deferred gain on southern Nevada division operations facility (7)	(392)	(806)
Unamortized gain on reacquired debt (8)	(11,934)	(12,470)
Other (9)	(6,951)	(14,501)

Net regulatory assets	$102,480	$82,106

(1)	Included in Deferred charges and other assets on the Consolidated Balance Sheets. Recovery period is greater than five years. (See Note 10).
(2)

The following table details the regulatory assets/(liabilities) offsetting the derivatives (Swaps) at fair value in the balance sheets (thousands of dollars). The actual amounts, when realized at settlement, become a component of purchased gas costs under the Company’s purchased gas adjustment (“PGA”) mechanisms. (See Note 13).

Instrument	Balance Sheet Location	2012	2011
Swaps	Deferred charges and other assets	$319	$621
Swaps	Prepaids and other current assets	2,076	11,122
Swaps	Other deferred credits	(6)	—

(3)	Balance recovered or refunded on an ongoing basis with interest.
(4)	Included in Prepaids and other current assets on the Consolidated Balance Sheets and recovered over one year or less.
(5)	Included in Deferred charges and other assets on the Consolidated Balance Sheets. Recovered over life of debt instruments.
(6)

Other regulatory assets including deferred costs associated with rate cases, regulatory studies, and state mandated public purpose programs (including low income and conservation programs), as well as margin and interest-tracking accounts, amounts associated with accrued absence time, and deferred post-retirement benefits other than pensions. Recovery periods vary.

(7)

Balance was originally being amortized over a four-year period beginning in the fourth quarter of 2009. As a result of the most recent Nevada general rate case Decision, the amortization period was extended through 2015.

(8)	Included in Other deferred credits on the Consolidated Balance Sheet. Amortized over life of debt instruments.
(9)	Other regulatory liabilities includes amounts associated with income tax and gross-up.

Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI")	12 Months Ended
Dec. 31, 2012
Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI")

Note 5 – Other Comprehensive Income and Accumulated Other Comprehensive Income (“AOCI”)

The following information provides insight into amounts impacting Other Comprehensive Income (Loss), both before and after-tax, within the Consolidated Statements of Comprehensive Income, which also impact Accumulated Other Comprehensive Income in the Company’s Consolidated Balance Sheets and Consolidated Statements of Equity.

Related Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss)

	2012			2011			2010
	Before- Tax Amount	Tax (Expense) or Benefit (1)	Net-of- Tax Amount	Before- Tax Amount	Tax (Expense) or Benefit (1)	Net-of- Tax Amount	Before- Tax Amount	Tax (Expense) or Benefit (1)	Net-of- Tax Amount
(Thousands of dollars)
Defined benefit pension plans:
Net actuarial gain/(loss)	$(74,853)	$28,444	$(46,409)	$(135,492)	$51,487	$(84,005)	$(9,058)	$3,442	$(5,616)
Amortization of transition obligation	867	(329)	538	867	(330)	537	867	(329)	538
Amortization of net actuarial (gain)/loss	25,597	(9,727)	15,870	15,569	(5,916)	9,653	12,122	(4,606)	7,516
Prior service cost	(2,423)	921	(1,502)	—	—	—	—	—	—
Regulatory adjustment	42,771	(16,253)	26,518	105,931	(40,254)	65,677	652	(248)	404

Pension plans other comprehensive income (loss)	(8,041)	3,056	(4,985)	(13,125)	4,987	(8,138)	4,583	(1,741)	2,842
FSIRS (designated hedging activities):
Unrealized/realized gain (loss)	2,959	(1,125)	1,834	(17,958)	6,824	(11,134)	(18,446)	7,010	(11,436)
Amounts reclassified into net income	2,801	(1,064)	1,737	1,169	(444)	725	97	(37)	60

FSIRS other comprehensive income (loss)	5,760	(2,189)	3,571	(16,789)	6,380	(10,409)	(18,349)	6,973	(11,376)

Total other comprehensive income (loss)	$(2,281)	$867	$(1,414)	$(29,914)	$11,367	$(18,547)	$(13,766)	$5,232	$(8,534)

(1)	Tax amounts are calculated using a 38% rate.

Approximately $2.1 million of realized losses (net of tax) related to the forward-starting interest rate swaps (“FSIRS”), reported in AOCI at December 31, 2012, will be reclassified into expense within the next twelve months as the related interest payments on long-term debt occur.

The estimated amounts that will be amortized from accumulated other comprehensive income or regulatory assets into net periodic benefit cost over the next year are summarized below (in thousands):

Retirement plan net actuarial loss	$32,400
SERP net actuarial loss	1,000
PBOP net actuarial loss	1,000
PBOP prior service cost	400

The following represents a rollforward of AOCI, presented on the Company’s Consolidated Balance Sheets and its Consolidated Statements of Equity:

AOCI – Rollforward

(Thousands of dollars)

	Defined Benefit Plans (Note 10)			FSIRS (Note 13)
	Before- Tax	Tax (Expense) Benefit	After- Tax	Before- Tax	Tax (Expense) Benefit	After- Tax	AOCI
Beginning Balance AOCI December 31, 2011	$(44,429)	$16,883	$(27,546)	$(35,138)	$13,353	$(21,785)	$(49,331)
Current period other comprehensive income (loss)	(8,041)	3,056	(4,985)	5,760	(2,189)	3,571	(1,414)

Ending Balance AOCI December 31, 2012	$(52,470)	$19,939	$(32,531)	$(29,378)	$11,164	$(18,214)	$(50,745)

The following table represents amounts (before income tax impacts) included in Accumulated other comprehensive income (in the table above), that have not yet been recognized in net periodic benefit cost, as of December 31, 2012 and 2011:

Amounts Recognized in AOCI (Before Tax)

(Thousands of dollars)

	2012	2011
Net actuarial (loss) gain	$(423,662)	$(374,406)
Prior service cost	(2,423)	—
Net transition obligation	—	(867)
Less: amount recognized in regulatory assets	373,615	330,844

Recognized in AOCI	$(52,470)	$(44,429)

See Note 10 – Pension and Other Postretirement Benefits for more information on the defined benefit pension plans and Note 13 – Derivatives and Fair Value Measurements for more information on the FSIRS.

Preferred Trust Securities and Subordinated Debentures	12 Months Ended
Dec. 31, 2012
Preferred Trust Securities and Subordinated Debentures

Note 6 – Preferred Trust Securities and Subordinated Debentures

In June 2003, the Company created Southwest Gas Capital II (“Trust II”), a wholly owned subsidiary, as a financing trust for the sole purpose of issuing preferred trust securities for the benefit of the Company. In August 2003, Trust II publicly issued $100 million of 7.70% Preferred Trust Securities (“Preferred Trust Securities”). In connection with the Trust II issuance of the Preferred Trust Securities and the related purchase by the Company for $3.1 million of all of the Trust II common securities (“Common Securities”), the Company issued $103.1 million principal amount of its 7.70% Junior Subordinated Debentures (“Subordinated Debentures”) to Trust II. The Subordinated Debentures became redeemable at the option of the Company in August 2008.

In February 2010, the Company notified holders of the Subordinated Debentures that all of these debentures (and the associated preferred and common securities) would be redeemed (at par) by the Company in March 2010. All of the outstanding Subordinated Debentures were redeemed in March 2010. The Company accomplished the redemption using existing cash and borrowings under the previous $300 million credit facility.

Interest payments and amortizations associated with the Subordinated Debentures are classified on the 2010 consolidated statement of income as Net interest deductions on subordinated debentures.

Long-Term Debt	12 Months Ended
Dec. 31, 2012
Long-Term Debt

Note 7 – Long-Term Debt

Carrying amounts of the Company’s long-term debt and their related estimated fair values as of December 31, 2012 and December 31, 2011 are disclosed in the following table. The fair values of the revolving credit facility, the NPL revolving credit facility, and the variable-rate Industrial Development Revenue Bonds (“IDRBs”) approximate their carrying values, and are categorized as Level 1 (quoted prices for identical financial instruments) within the three-level fair value hierarchy that ranks the inputs used to measure fair value by their reliability. The market values of debentures (except the 4.45% Notes) and fixed-rate IDRBs are categorized as Level 2. The 4.45% Notes and NPL other debt obligations are categorized as Level 3 (based on significant unobservable inputs to their fair values). Fair values for the debentures, fixed-rate IDRBs, and NPL other debt obligations were determined through a market-based valuation approach, where fair market values are determined based on evaluated pricing data, such as broker quotes and yields for similar securities adjusted for observable differences. Significant inputs used in the valuation generally include benchmark yield curves and issuer spreads. The external credit rating, coupon rate, and maturity of each security are considered in the valuation, as applicable.

December 31,	2012		2011
	Carrying Amount	Market Value	Carrying Amount	Market Value
(Thousands of dollars)
Debentures:
Notes, 7.625%, due 2012	$—	$—	$200,000	$204,312
Notes, 4.45%, due 2020	125,000	141,771	125,000	128,673
Notes, 6.1%, due 2041	125,000	165,779	125,000	143,074
Notes, 3.875%, due 2022	250,000	277,950	—	—
8% Series, due 2026	75,000	111,501	75,000	96,340
Medium-term notes, 7.59% series, due 2017	25,000	30,710	25,000	30,199
Medium-term notes, 7.78% series, due 2022	25,000	34,637	25,000	31,932
Medium-term notes, 7.92% series, due 2027	25,000	36,953	25,000	31,648
Medium-term notes, 6.76% series, due 2027	7,500	10,058	7,500	8,510
Unamortized discount	(3,403)		(2,087)

	654,097		605,413

Revolving credit facility and commercial paper	111,000	111,000	109,000	109,000

Industrial development revenue bonds:
Variable-rate bonds:
Tax-exempt Series A, due 2028	50,000	50,000	50,000	50,000
2003 Series A, due 2038	50,000	50,000	50,000	50,000
2008 Series A, due 2038	50,000	50,000	50,000	50,000
2009 Series A, due 2039	50,000	50,000	50,000	50,000
Fixed-rate bonds:
6.10% 1999 Series A, due 2038	—	—	12,410	12,410
5.95% 1999 Series C, due 2038	—	—	14,320	14,449
5.55% 1999 Series D, due 2038	8,270	8,375	8,270	8,253
5.45% 2003 Series C, due 2038 (rate resets in March 2013)	30,000	30,152	30,000	31,332
5.25% 2003 Series D, due 2038	20,000	20,571	20,000	19,583
5.80% 2003 Series E, due 2038 (rate resets in March 2013)	15,000	15,102	15,000	15,634
5.25% 2004 Series A, due 2034	65,000	66,955	65,000	64,291
5.00% 2004 Series B, due 2033	31,200	31,655	31,200	30,283
4.85% 2005 Series A, due 2035	100,000	101,184	100,000	94,836
4.75% 2006 Series A, due 2036	24,855	25,189	24,855	23,179
Unamortized discount	(3,195)		(3,360)

	491,130		517,695

NPL credit facility	41,562	41,562	16,566	16,566
NPL other debt obligations	20,721	20,991	4,802	4,814

	1,318,510		1,253,476
Less: current maturities	(50,137)		(322,618)

Long-term debt, less current maturities	$1,268,373		$930,858

In January 2012, the Company redeemed at par its $12.4 million 1999 6.1% Series A fixed-rate IDRBs (originally due in 2038). In August 2012, the Company redeemed at par its $14.3 million 1999 5.95% Series C fixed-rate IDRBs (originally due in 2038).

In March 2012, the Company issued $250 million in 3.875% Senior Notes at a 0.034% discount. The notes will mature on April 1, 2022. Management used approximately $200 million of the net proceeds in connection with the repayment of the $200 million 7.625% Senior Notes that matured in May 2012. The remaining net proceeds were used for general corporate purposes.

In March 2012, the Company replaced the existing $300 million revolving credit facility that was to expire in May 2012 with a $300 million facility that is scheduled to expire in March 2017. Interest rates for the credit facility are calculated at either the London Interbank Offered Rate (“LIBOR”) or the “alternate base rate,” plus, in each case, an applicable margin that is determined based on the Company’s senior unsecured debt rating. At the Company’s current unsecured debt rating, the applicable margin is 1.125% for loans bearing interest with reference to LIBOR and 0.125% for loans bearing interest with reference to the alternative base rate. Southwest has designated $150 million of the $300 million facility for long-term purposes and the remaining $150 million for working capital purposes. At December 31, 2012, $91 million was outstanding on the credit facility. Borrowings under the credit facility ranged from $0 during the second quarter of 2012 to a high of $130 million during November 2012. The effective interest rate on the long-term portion of the credit facility was 1.43% at December 31, 2012. There were no borrowings outstanding on the short-term portion of the credit facility at December 31, 2011 and 2012. (See Note 8 – Short-Term Debt).

The Company has a $50 million commercial paper program. Any issuance under the commercial paper program is supported by the Company’s current revolving credit facility and, therefore, does not represent additional borrowing capacity. Any borrowing under the commercial paper program will be designated as long-term debt. Interest rates for the new program are calculated at the then current commercial paper rate. At December 31, 2012, $20 million was outstanding on the commercial paper program. The effective interest rate on the commercial paper program was 0.84% at December 31, 2012.

In February 2013, a notice of mandatory tender was sent to holders of the Clark County, Nevada 5.45% Series 2003C and 5.80% Series 2003E IDRBs. These IDRBs (totaling $45 million) are subject to mandatory tender on March 1, 2013 at a price of 100% plus accrued interest, and the Company intends to tender these IDRBs to the trustee for cancellation immediately following the mandatory tender, thereby extinguishing this debt. Therefore, these IDRBs are shown as current maturities in the Company’s consolidated balance sheet. The Company will facilitate the redemption primarily from borrowings under its $300 million credit facility.

In June 2012, NPL replaced its existing $30 million revolving credit facility that was to expire in June 2013 with a $75 million facility that is scheduled to expire in June 2015. The credit facility was amended in October 2012 to temporarily increase the facility from $75 million to $85 million until December 29, 2012 and then reverted back to $75 million. Interest rates for the credit facility were also amended in October 2012 and are now calculated at either LIBOR or a base rate, plus, in each case, 1.00% or 0.75% depending on NPL’s leverage ratio at the end of each quarter. At December 31, 2012, $41.6 million was outstanding on the NPL credit facility. The effective interest rate on NPL’s credit facility was 0.97% at December 31, 2012.

The effective interest rates on the variable-rate IDRBs are included in the table below:

	December 31, 2012	December 31, 2011
2003 Series A	1.71%	0.83%
2008 Series A	1.59%	1.62%
2009 Series A	1.14%	1.56%
Tax-exempt Series A	1.25%	2.22%

In Nevada, interest fluctuations due to changing interest rates on the 2003 Series A, 2008 Series A, and 2009 Series A variable-rate IDRBs are tracked and recovered from ratepayers through an interest balancing account.

Estimated maturities of long-term debt for the next five years are (in thousands):

2013	$50,137
2014	5,249
2015	46,705
2016	4,143
2017	137,049

No debt instruments have credit triggers or other clauses that result in default if Company bond ratings are lowered by rating agencies. Certain Company debt instruments contain securities ratings covenants that, if set in motion, would increase financing costs. Certain debt instruments also have leverage ratio caps and minimum net worth requirements. At December 31, 2012, the Company is in compliance with all of its covenants. Under the most restrictive of the covenants, the Company could issue over $1.7 billion in additional debt and meet the leverage ratio requirement. The Company has at least $700 million of cushion in equity relating to the minimum net worth requirement.

Short-Term Debt	12 Months Ended
Dec. 31, 2012
Short-Term Debt

Note 8 — Short-Term Debt

As discussed in Note 7, Southwest replaced the existing $300 million credit facility that was to expire in May 2012 with a $300 million facility that is scheduled to expire in March 2017. Of the $300 million available under the facility, $150 million was designated by management for working capital purposes. The Company had no short-term borrowings outstanding at December 31 in either 2011 or 2012.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies

Note 9 — Commitments and Contingencies

The Company is a defendant in miscellaneous legal proceedings. The Company is also a party to various regulatory proceedings. The ultimate dispositions of these proceedings are not presently determinable; however, it is the opinion of management that no litigation or regulatory proceeding to which the Company is currently subject will have a material adverse impact on its financial position or results of operations.

The Company maintains liability insurance for various risks associated with the operation of its natural gas pipelines and facilities. In connection with these liability insurance policies, the Company is responsible for an initial deductible or self-insured retention amount per incident, after which the insurance carriers are responsible for amounts up to the policy limits. The self-insured retention amount associated with general liability claims is $1 million per incident plus payment of the first $5 million in aggregate claims above $1 million in the policy year.

Pension and Other Postretirement Benefits	12 Months Ended
Dec. 31, 2012
Pension and Other Postretirement Benefits

Note 10 – Pension and Other Postretirement Benefits

Southwest has an Employees’ Investment Plan that provides for purchases of various mutual fund investments and Company common stock by eligible Southwest employees through deduction of a percentage of base compensation, subject to IRS limitations. Southwest matches up to one-half of amounts deferred. The maximum matching contribution is 3.5% of an employee’s annual compensation. NPL has a separate plan, the cost and liability of which are not significant. The cost of the Southwest plan is listed below (in thousands):

	2012	2011	2010
Employee Investment Plan cost	$4,707	$4,626	$4,583

Southwest has a deferred compensation plan for all officers and a separate deferred compensation plan for members of the Board of Directors. The plans provide the opportunity to defer up to 100% of annual cash compensation. Southwest matches one-half of amounts deferred by officers, up to a maximum matching contribution of 3.5% of an officer’s annual base salary. Upon retirement, payments of compensation deferred, plus interest, are made in equal monthly installments over 10, 15, or 20 years, as elected by the participant. Directors have an additional option to receive such payments over a five-year period. Deferred compensation earns interest at a rate determined each January. The interest rate equals 150% of Moody’s Seasoned Corporate Bond Rate Index.

Southwest has a noncontributory qualified retirement plan with defined benefits covering substantially all employees and a separate unfunded supplemental retirement plan (“SERP”) which is limited to officers. Southwest also provides postretirement benefits other than pensions (“PBOP”) to its qualified retirees for health care, dental, and life insurance benefits.

The Company recognizes the overfunded or underfunded positions of defined benefit postretirement plans, including pension plans, in its balance sheets. Any actuarial gains and losses, prior service costs and transition assets or obligations are recognized in accumulated other comprehensive income under stockholders’ equity, net of tax, until they are amortized as a component of net periodic benefit cost.

In accordance with regulatory deferral accounting treatment under U.S. GAAP for rate-regulated entities, the Company has established a regulatory asset for the portion of the total amounts otherwise chargeable to accumulated other comprehensive income that are expected to be recovered through rates in future periods. The changes in actuarial gains and losses, prior service costs and transition assets or obligations pertaining to the regulatory asset will be recognized as an adjustment to the regulatory asset account as these amounts are recognized as components of net periodic pension costs each year.

Investment objectives and strategies for the qualified retirement plan are developed and approved by the Pension Plan Investment Committee of the Board of Directors of the Company. They are designed to enhance capital, maintain minimum liquidity required for retirement plan operations and effectively manage pension assets.

A target portfolio of investments in the qualified retirement plan is developed by the Pension Plan Investment Committee and is reevaluated periodically. Asset return assumptions are determined by evaluating performance expectations of the target portfolio. Projected benefit obligations are estimated using actuarial assumptions and Company benefit policy. A target mix of assets is then determined based on acceptable risk versus estimated returns in order to fund the benefit obligation. The current percentage ranges of the target portfolio are:

Type of Investment	Percentage Range
Equity securities	59 to 71
Debt securities	31 to 37
Other	up to 5

The Company’s pension costs for these plans are affected by the amount and timing of cash contributions to the plans, the return on plan assets, discount rates, and by employee demographics, including age, compensation, and length of service. Changes made to the provisions of the plans may also impact current and future pension costs. Actuarial formulas are used in the determination of pension costs and are affected by actual plan experience and assumptions about future experience. Key actuarial assumptions include the expected return on plan assets, the discount rate used in determining the projected benefit obligation and pension costs, and the assumed rate of increase in employee compensation. Relatively small changes in these assumptions, particularly the discount rate, may significantly affect pension costs and plan obligations for the qualified retirement plan.

U.S. GAAP states that the assumed discount rate should reflect the rate at which the pension benefits could be effectively settled. In making this estimate, in addition to rates implicit in current prices of annuity contracts that could be used to settle the liabilities, employers may look to rates of return on high-quality fixed-income investments available on December 31 of each year and expected to be available during the period to maturity of the pension benefits. In determining the discount rate, the Company matches the plan’s projected cash flows to a spot-rate yield curve based on highly rated corporate bonds. Changes to the discount rate from year-to-year, if any, are generally made in increments of 25 basis points.

Due to the continuing low interest rate environment for high-quality fixed income investments, the Company lowered the discount rate in 2012 from 2011. The methodology utilized to determine the discount rate was consistent with prior years. The weighted-average rate of compensation increase was also lowered (consistent with management’s expectations overall) in 2012 from 2011 and the asset return assumption was unchanged between periods. The rates are presented in the table below:

	December 31, 2012	December 31, 2011
Discount rate	4.25%	5.00%
Weighted-average rate of compensation increase	2.75%	3.00%
Asset return assumption	8.00%	8.00%

The significant reduction in the discount rate will increase the expense level for 2013. Pension expense for 2013 is estimated to increase by $6.4 million. Future years expense level movements (up or down) will continue to be greatly influenced by long-term interest rates, asset returns, and funding levels.

The following table sets forth the retirement plan, SERP, and PBOP funded statuses and amounts recognized on the Consolidated Balance Sheets and Statements of Income.

	2012			2011
	Qualified Retirement Plan	SERP	PBOP	Qualified Retirement Plan	SERP	PBOP
(Thousands of dollars)
Change in benefit obligations
Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	$780,571	$33,827	$52,182	$662,134	$31,860	$46,765
Service cost	20,319	274	977	17,725	217	858
Interest cost	38,266	1,629	2,547	37,276	1,766	2,631
Plan amendments	-	-	2,423	-	-	-
Actuarial loss (gain)	92,409	4,111	2,775	89,922	2,427	2,835
Benefits paid	(28,753)	(2,468)	(1,200)	(26,486)	(2,443)	(907)

Benefit obligation at end of year (PBO/PBO/APBO)	902,812	37,373	59,704	780,571	33,827	52,182

Change in plan assets
Market value of plan assets at beginning of year	521,829	-	29,944	475,931	-	29,640
Actual return on plan assets	68,174	-	4,454	2,384	-	(200)
Employer contributions	48,500	2,468	1,256	70,000	2,443	904
Benefits paid	(28,753)	(2,468)	(404)	(26,486)	(2,443)	(400)

Market value of plan assets at end of year	609,750	-	35,250	521,829	-	29,944

Funded status at year end	$(293,062)	$(37,373)	$(24,454)	$(258,742)	$(33,827)	$(22,238)

Weighted-average assumptions (benefit obligation)
Discount rate	4.25%	4.25%	4.25%	5.00%	5.00%	5.00%
Weighted-average rate of compensation increase	2.75%	2.75%	2.75%	3.00%	3.00%	3.00%

Estimated funding for the plans above during calendar year 2013 is approximately $49 million of which $46 million pertains to the retirement plan. Management monitors plan assets and liabilities and could, at its discretion, increase plan funding levels above the minimum in order to achieve a desired funded status and avoid or minimize potential benefit restrictions.

The accumulated benefit obligation for the retirement plan and the SERP is presented below (in thousands):

	December 31, 2012	December 31, 2011
Retirement plan	$811,184	$699,269
SERP	35,362	32,695

Benefits expected to be paid for the pension, PBOP, and the SERP over the next 10 years are as follows (in millions):

	2013	2014	2015	2016	2017	2018-2022
Pension	$33.2	$34.9	$36.7	$38.5	$40.6	$234.4
PBOP	2.6	2.8	3.0	3.2	3.3	17.4
SERP	2.5	2.5	2.5	2.5	2.5	12.0

No assurance can be made that actual funding and benefits paid will match these estimates.

For PBOP measurement purposes, the per capita cost of the covered health care benefits medical rate trend assumption is 7.5% declining to 5%. The Company makes fixed contributions for health care benefits of employees who retire after 1988, but pays all covered health care costs for employees who retired prior to 1989. The medical trend rate assumption noted above applies to the benefit obligations of pre-1989 retirees only.

Components of net periodic benefit cost

	Qualified Retirement Plan			SERP			PBOP
	2012	2011	2010	2012	2011	2010	2012	2011	2010
(Thousands of dollars)
Service cost	$20,319	$17,725	$16,932	$274	$217	$372	$977	$858	$856
Interest cost	38,266	37,276	35,614	1,629	1,766	2,045	2,547	2,631	2,491
Expected return on plan assets	(45,780)	(40,114)	(36,538)	-	-	-	(2,404)	(2,379)	(2,093)
Amortization of transition obligation	-	-	-	-	-	-	867	867	867
Amortization of net actuarial loss	23,883	14,348	10,478	683	631	1,155	1,031	590	489

Net periodic benefit cost	$36,688	$29,235	$26,486	$2,586	$2,614	$3,572	$3,018	$2,567	$2,610

Weighted-average assumptions (net benefit cost)
Discount rate	5.00%	5.75%	6.00%	5.00%	5.75%	6.00%	5.00%	5.75%	6.00%
Expected return on plan assets	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Weighted-average rate of compensation increase	3.00%	3.25%	3.25%	3.00%	3.25%	3.25%	3.00%	3.25%	3.25%

Other Changes in Plan Assets and Benefit Obligations Recognized in Net Periodic Benefit Cost and Other Comprehensive Income

	2012				2011				2010
	Total	Qualified Retirement Plan	SERP	PBOP	Total	Qualified Retirement Plan	SERP	PBOP	Total	Qualified Retirement Plan	SERP	PBOP
(Thousands of dollars)
Net actuarial loss (gain) (a)	$74,853	$70,016	$4,111	$726	$135,492	$127,651	$2,427	$5,414	$9,058	$10,994	$(3,480)	$1,544
Amortization of transition obligation (b)	(867)	-	-	(867)	(867)	-	-	(867)	(867)	-	-	(867)
Amortization of net actuarial loss (b)	(25,597)	(23,883)	(683)	(1,031)	(15,569)	(14,348)	(631)	(590)	(12,122)	(10,478)	(1,155)	(489)
Prior service cost	2,423	-	-	2,423	-	-	-	-	-	-	-	-
Regulatory adjustment	(42,771)	(41,520)	-	(1,251)	(105,931)	(101,974)	-	(3,957)	(652)	(464)	-	(188)

Recognized in other comprehensive (income) loss	$8,041	$4,613	$3,428	$-	$13,125	$11,329	$1,796	$-	$(4,583)	$52	$(4,635)	$-
Net periodic benefit costs recognized in net income	42,292	36,688	2,586	3,018	34,416	29,235	2,614	2,567	32,668	26,486	3,572	2,610

Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	$50,333	$41,301	$6,014	$3,018	$47,541	$40,564	$4,410	$2,567	$28,085	$26,538	$(1,063)	$2,610

The table above discloses the net gain or loss, prior service cost, and transition amount recognized in other comprehensive income, separated into (a) amounts initially recognized in other comprehensive income, and (b) amounts subsequently recognized as adjustments to other comprehensive income as those amounts are amortized as components of net periodic benefit cost.

See also Note 5 – Other Comprehensive Income and Accumulated Other Comprehensive Income (“AOCI”).

U.S. GAAP states that a fair value measurement should be based on the assumptions that market participants would use in pricing the asset or liability and establishes a fair value hierarchy that ranks the inputs used to measure fair value by their reliability. The three levels of the fair value hierarchy are as follows:

Level 1 – quoted prices (unadjusted) in active markets for identical assets or liabilities that a company has the ability to access at the measurement date.

Level 2 – inputs other than quoted prices included within Level 1 that are observable for similar assets or liabilities, either directly or indirectly.

Level 3 – unobservable inputs for the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

The following table sets forth, by level within the three-level fair value hierarchy, the fair values of the assets of the qualified pension plan and the PBOP as of December 31, 2012 and December 31, 2011. The SERP has no assets. There were no transfers between Levels 1 and 2.

	December 31, 2012			December 31, 2011
	Qualified Retirement Plan	PBOP	Total	Qualified Retirement Plan	PBOP	Total
Assets at fair value (thousands of dollars):

Level 1—Quoted prices in active markets for identical financial assets
Cash equivalents	$—	$—	$—	$20	$1	$21
Common stock
Capital equipment	3,510	106	3,616	4,332	133	4,465
Chemicals/materials	6,741	204	6,945	7,425	227	7,652
Consumer goods	49,247	1,492	50,739	40,806	1,249	42,055
Energy and mining	39,454	1,195	40,649	39,080	1,196	40,276
Finance/insurance	28,861	874	29,735	23,808	729	24,537
Healthcare	29,615	897	30,512	26,070	798	26,868
Information technology	30,534	925	31,459	29,052	889	29,941
Services	25,316	767	26,083	17,417	533	17,950
Telecommunications/utilities	24,355	738	25,093	16,257	498	16,755
Other	20,298	615	20,913	22,473	688	23,161
Real estate investment trusts	6,572	199	6,771	5,779	177	5,956
Mutual funds	67,749	17,802	85,551	57,512	14,154	71,666
Government fixed income securities	18,663	565	19,228	5,727	175	5,902
Futures contracts	—	—	—	4	—	4

Total Level 1 Assets (1)	$350,915	$26,379	$377,294	$295,762	$21,447	$317,209

Level 2—Significant other observable inputs
Commercial paper	$635	$19	$654	$—	$—	$—
Government fixed income and mortgage backed securities	42,997	1,302	44,299	42,361	1,297	43,658
Corporate fixed income securities
Asset-backed and mortgage-backed	16,637	504	17,141	16,969	519	17,488
Banking	17,966	544	18,510	16,192	496	16,688
Utilities	4,107	124	4,231	5,064	155	5,219
Other	28,925	876	29,801	25,769	789	26,558
Pooled funds and mutual funds	20,636	1,789	22,425	17,447	2,244	19,691
State and local obligations	1,273	39	1,312	936	29	965

Total Level 2 assets (2)	$133,176	$5,197	$138,373	$124,738	$5,529	$130,267

Level 3—Significant unobservable inputs
Commingled equity funds	$123,719	$3,748	$127,467	$97,295	$2,978	$100,273

Total Level 3 assets (3)	$123,719	$3,748	$127,467	$97,295	$2,978	$100,273

Total Plan assets at fair value	$607,810	$35,324	$643,134	$517,795	$29,954	$547,749
Insurance company general account contracts (4)	4,626	—	4,626	4,952	—	4,952

Total Plan assets (5)	$612,436	$35,324	$647,760	$522,747	$29,954	$552,701

(1)

Common stock, Real Estate Investment Trusts, mutual funds, and U.S. Government securities listed or regularly traded on a national securities exchange are valued at quoted market prices as of the last business day of the calendar year.

The mutual funds category above is an intermediate-term bond fund whose manager employs multiple concurrent strategies and takes only moderate risk in each, thereby reducing the risk of poor performance arising from any single source, and a balanced fund that invests in a diversified portfolio of common stocks, preferred stocks and fixed-income securities. Strategies utilized by the bond fund include duration management, yield curve or maturity structuring, sector rotation, and all bottom-up techniques including in-house credit and quantitative research. Strategies employed by the balanced fund include pursuit of regular income, conservation of principal, and an opportunity for long-term growth of principal and income.

(2)

The fair value of investments in debt securities with remaining maturities of one year or more is determined by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type.

The pooled funds and mutual funds are two collective short-term funds that invest in Treasury bills and money market funds. These funds are used as a temporary cash repository for the pension plan’s various investment managers.

(3)	Assets not considered Level 1 or Level 2 are valued using assumptions based on the best information available under the circumstances, such as investment manager pricing.

The commingled equity funds include private equity funds that invest in international securities (predominately Level 1 assets) regularly traded on securities exchanges. These funds are shown in the above table at net asset value. Investment strategies employed by the funds include:

•	Investing in various industries with growth and reasonable valuations, avoiding highly cyclical industries
•	Diversification by country, limiting exposure in any one country
•	Emerging markets

The terms and conditions under which shares in the commingled equity funds may be redeemed vary among the funds; the notice required ranges from one day to 30 days prior to the valuation date (month end). One of the commingled equity funds requires the payment of an impact fee to be applied to redemptions and subscriptions of $5 million or greater.

(4)

The insurance company general account contracts are annuity insurance contracts used to pay the pensions of employees who retired prior to 1989. The balance of the account disclosed in the above table is the contract value, which is the result of deposits, withdrawals, and interest credits.

(5)

The assets in the above table exceed the market value of plan assets shown in the funded status table by $2,760,000 (qualified retirement plan – $2,685,000, PBOP – $75,000) and $928,000 (qualified retirement plan – $918,000, PBOP – $10,000) for 2012 and 2011, respectively, which includes a payable for securities purchased, partially offset by receivables for interest, dividends, and securities sold.

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

Commingled Equity Funds
(Thousands of dollars):
Balance, December 31, 2010	$97,469
Actual return on plan assets:
Relating to assets still held at the reporting date	(8,442)
Relating to assets sold during the period	246
Purchases	12,000
Sales	(1,000)
Settlements	—
Transfers in and/or out of Level 3	—

Balance, December 31, 2011	$100,273
Actual return on plan assets:
Relating to assets still held at the reporting date	21,552
Relating to assets sold during the period	342
Purchases	6,800
Sales	(1,500)
Settlements	—
Transfers in and/or out of Level 3	—

Balance, December 31, 2012	$127,467

Stock-Based Compensation	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation

Note 11 – Stock-Based Compensation

At December 31, 2012, the Company had three stock-based compensation plans: a stock option plan, a performance share stock plan, and a restricted stock/unit plan. Total stock-based compensation expense recognized in the consolidated statements of income is shown in the table below (in thousands):

	2012	2011	2010
Stock-based compensation expense, net of related tax benefits	$7,396	$7,262	$5,874
Stock-based compensation related tax benefits	4,533	4,451	3,600

Under the option plan, the Company previously granted options to purchase shares of common stock to key employees and outside directors. The last option grants were in 2006 and no future grants are anticipated. Each option has an exercise price equal to the market price of Company common stock on the date of grant and a maximum term of ten years.

The following tables summarize Company stock option plan activity and related information (thousands of options):

	2012		2011		2010
	Number of options	Weighted- average exercise price	Number of options	Weighted- average exercise price	Number of options	Weighted- average exercise price
Outstanding at the beginning of the year	177	$27.28	369	$28.04	651	$27.49
Exercised during the year	(52)	25.25	(192)	28.75	(273)	26.67
Forfeited or expired during the year	—	—	—	—	(9)	29.51

Outstanding and exercisable at year end	125	$28.13	177	$27.28	369	$28.04

The intrinsic value of a stock option is the amount by which the market value of the underlying stock exceeds the exercise price of the option. The aggregate intrinsic value of outstanding and exercisable options, and options that were exercised, are presented in the table below (in thousands):

	2012	2011	2010
Outstanding and exercisable	$1,788	$2,697	$3,186
Exercised	928	1,949	1,689

	December 31, 2012	December 31, 2011	December 31, 2010
Market value of Southwest Gas stock	$42.41	$42.49	$36.67

The weighted-average remaining contractual life for outstanding options was 2.7 years for 2012. All outstanding options are fully vested and exercisable. The following table summarizes information about stock options outstanding at December 31, 2012 (thousands of options):

	Options Outstanding and Exercisable
Range of Exercise Price	Number outstanding	Weighted-average remaining contractual life	Weighted-average exercise price
$20.49 to $23.40	30	1.2 Years	$22.54
$25.00 to $26.10	34	2.5 Years	$25.74
$29.08 to $33.07	61	3.5 Years	$32.21

The Company received $1.4 million in cash from the exercise of options during 2012 and a corresponding tax benefit of $363,000 which was recorded in additional paid-in capital.

Under the performance share stock plan, the Company may issue performance shares to encourage key employees to remain in its employment and to achieve short-term and long-term performance goals. Plan participants are eligible to receive a cash bonus (i.e., short-term incentive) and performance shares (i.e., long-term incentive). The performance shares vest three years after grant (and are subject to a final adjustment as determined by the Board of Directors) and are then issued as common stock.

The Company awards restricted stock/units under the restricted stock/unit plan to attract, motivate, retain, and reward key employees with an incentive to attain high levels of individual performance and improved financial performance of the Company. The restricted stock/units vest 40% at the end of year one and 30% at the end of years two and three and are then issued as common stock. The restricted stock/unit plan was also established to attract, motivate, and retain experienced and knowledgeable independent directors. Vesting for grants to directors followed the vesting schedule for employees; however, beginning with grants in 2012, the directors’ restricted stock/units vest immediately upon grant. The issuance of common stock for directors occurs when their service on the Board ends.

The following table summarizes the activity of the performance share stock and restricted stock/unit plans as of December 31, 2012 (thousands of shares):

	Performance Shares	Weighted- average grant date fair value	Restricted Stock/Units	Weighted- average grant date fair value
Nonvested/unissued at beginning of year	361	$30.66	176	$32.65
Granted	105	41.34	94	41.34
Dividends	10		5
Forfeited or expired	—	—	—	—
Vested and issued*	(128)	25.68	(68)	31.61

Nonvested/unissued at December 31, 2012	348	$36.03	207	$37.18

*Includes shares for retiree payouts and those converted for taxes.

The average grant date fair value of performance shares and restricted stock/units granted in 2011 and 2010 was $37.87 and $29.04, respectively.

As of December 31, 2012, total compensation cost related to nonvested performance shares and restricted stock/units not yet recognized is $3.8 million.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes

Note 12 – Income Taxes

The Company and its subsidiaries file income tax returns in the U.S. federal jurisdiction, and various states. The Company is subject to examinations by the Internal Revenue Service for years after 2008, and is subject to examination by the various state taxing authorities for years after 2007.

The Company recognizes interest expense and income and penalties related to income tax matters in income tax expense. Tax-related interest income included in income tax expense in the consolidated statements of income is shown in the table below (in thousands):

	2012	2011	2010
Tax-related interest income	$24	$100	$500

Tax-related interest receivable and payable included in the consolidated balance sheets are shown in the table below (in thousands):

	2012	2011
Tax-related interest receivable (payable)	$—	$6

The Company had no uncertain tax liabilities at December 31, 2012, or at any time during 2012. The Company expects no change in unrecognized tax benefits in the next twelve months.

A reconciliation of the beginning and ending amount of unrecognized tax benefits in 2011 is as follows (thousands of dollars):

2011
Unrecognized tax benefits at beginning of year	$1,445
Gross increases – tax positions in prior period	—
Gross decreases – tax positions in prior period	—
Gross increases – current period tax positions	—
Gross decreases – current period tax positions	—
Settlements	—
Lapse of statute of limitations	(1,445)

Unrecognized tax benefits at end of year	$—

Income tax expense (benefit) consists of the following (thousands of dollars):

Year Ended December 31,	2012	2011	2010
Current:
Federal	$2,296	$(265)	$4,204
State	5,744	2,122	4,442

	8,040	1,857	8,646

Deferred:
Federal	65,551	58,584	44,778
State	1,685	2,862	1,501

	67,236	61,446	46,279

Total income tax expense	$75,276	$63,303	$54,925

Deferred income tax expense (benefit) consists of the following significant components (thousands of dollars):

Year Ended December 31,	2012	2011	2010
Deferred federal and state:
Property-related items	$64,249	$51,710	$43,420
Purchased gas cost adjustments	1,755	(92)	(315)
Employee benefits	564	11,766	8,753
All other deferred	1,529	(1,070)	(4,711)

Total deferred federal and state	68,097	62,314	47,147
Deferred ITC, net	(861)	(868)	(868)

Total deferred income tax expense	$67,236	$61,446	$46,279

The consolidated effective income tax rate for the period ended December 31, 2012 and the two prior periods differ from the federal statutory income tax rate. The sources of these differences and the effect of each are summarized as follows:

Year Ended December 31,	2012	2011	2010
Federal statutory income tax rate	35.0%	35.0%	35.0%
Net state taxes	2.6	2.7	2.8
Property-related items	0.2	0.2	0.2
Effect of income tax settlements	—	(0.9)	(0.3)
Tax credits	(0.4)	(0.6)	(0.5)
Company owned life insurance	(1.3)	(0.1)	(2.3)
All other differences	0.1	(0.1)	(0.2)

Consolidated effective income tax rate	36.2%	36.2%	34.7%

Deferred tax assets and liabilities consist of the following (thousands of dollars):

December 31,	2012	2011
Deferred tax assets:
Deferred income taxes for future amortization of ITC	$3,211	$3,743
Employee benefits	27,097	24,605
Alternative minimum tax credit	18,467	17,411
Net operating losses and credits	36,206	59,096
Interest rate swap	11,164	13,352
Other	17,866	15,099
Valuation allowance	(141)	(142)

	113,870	133,164

Deferred tax liabilities:
Property-related items, including accelerated depreciation	652,380	611,022
Regulatory balancing accounts	2,498	743
Property-related items previously flowed through	1,729	2,797
Unamortized ITC	5,131	5,992
Debt-related costs	4,602	4,379
Other	16,626	11,914

	682,966	636,847

Net deferred tax liabilities	$569,096	$503,683

Current	$(47,088)	$(53,435)
Noncurrent	616,184	557,118

Net deferred tax liabilities	$569,096	$503,683

At December 31, 2012, the Company has a federal net operating loss carryforward of $103 million and a federal general business credit carryforward of $306,000, both of which expire in 2031. The Company also has a net capital loss carryforward of $320,000, which expires in 2016. The Company also has charitable contribution carryforwards of $892,000 and $743,000, which expire in 2016 and 2017, respectively. On January 2, 2013, the American Taxpayer Relief Act of 2012 (“Taxpayer Relief Act”) was signed into law. The Taxpayer Relief Act extended the availability of the 50% bonus depreciation deduction through 2013. As a result, the Company will not utilize any of the current alternative minimum tax credit in 2013.

Derivatives and Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Derivatives and Fair Value Measurements

Note 13 – Derivatives and Fair Value Measurements

Derivatives.    In managing its natural gas supply portfolios, Southwest has historically entered into fixed- and variable-price contracts, which qualify as derivatives. Additionally, Southwest utilizes fixed-for-floating swap contracts (“Swaps”) to supplement its fixed-price contracts. The fixed-price contracts, firm commitments to purchase a fixed amount of gas in the future at a fixed price, qualify for the normal purchases and normal sales exception that is allowed for contracts that are probable of delivery in the normal course of business, and are exempt from fair value reporting. The variable-price contracts have no significant market value. The Swaps are recorded at fair value.

The fixed-price contracts and Swaps are utilized by Southwest under its volatility mitigation programs to effectively fix the price on a portion (currently ranging from 25% to 35%, depending on the jurisdiction) of its natural gas supply portfolios. The maturities of the Swaps highly correlate to forecasted purchases of natural gas, during time frames ranging from January 2013 through March 2015. Under such contracts, Southwest pays the counterparty a fixed rate and receives from the counterparty a floating rate per MMBtu (“dekatherm”) of natural gas. Only the net differential is actually paid or received. The differential is calculated based on the notional amounts under the contracts, which are detailed in the table below (thousands of dekatherms):

	December 31, 2012	December 31, 2011
Contract notional amounts	14,579	10,827

Southwest does not utilize derivative financial instruments for speculative purposes, nor does it have trading operations.

The following table sets forth the gains and (losses) recognized on the Company’s Swaps (derivatives) for the years ended December 31, 2012, 2011, and 2010 and their location in the income statements (thousands of dollars):

Gains (losses) recognized in income for derivatives not designated as hedging instruments:

(Thousands of dollars)

Instrument	Location of Gain or (Loss) Recognized in Income on Derivative	2012		2011		2010
Swaps	Net cost of gas sold	$(4,854)		$(18,201)		$(27,690)
Swaps	Net cost of gas sold	4,854	*	18,201	*	27,690	*

Total		$—		$—		$—

* Represents the impact of regulatory deferral accounting treatment under U.S. GAAP for rate-regulated entities.

In January 2010, Southwest entered into two FSIRS to hedge the risk of interest rate variability during the period leading up to the planned issuance of fixed-rate debt to replace $200 million of debt that matured in February 2011 and $200 million that matured in May 2012. The counterparties to each agreement were four major banking institutions. The first FSIRS was a designated cash flow hedge and terminated in December 2010 concurrent with the related issuance of $125 million 4.45% 10-year Senior Notes. The second FSIRS was also a designated cash flow hedge and had a notional amount of $100 million. It terminated in March 2012 concurrent with the related issuance of $250 million 3.875% 10-year Senior Notes. At settlement of the second FSIRS, Southwest paid an aggregate $21.8 million to the counterparties. No gain or loss was recognized in income (ineffective portion) for either FSIRS during any period, including the periods presented in the following table.

Gains (losses) recognized in other comprehensive income for derivatives designated as cash flow hedging instruments:

	Year Ended December 31, 2012	Year Ended December 31, 2011
(Thousands of dollars)
Amount of gain/(loss) realized/unrealized on FSIRS recognized in other comprehensive income on derivative	$2,959	$(17,958)

The following table sets forth the fair values of the Company’s Swaps and FSIRS and their location in the balance sheets (thousands of dollars):

Fair values of derivatives not designated as hedging instruments:

December 31, 2012 Instrument	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Net Total
Swaps	Deferred charges and other assets	$132	$(126)	$6
Swaps	Other current liabilities	391	(2,467)	(2,076)
Swaps	Other deferred credits	233	(552)	(319)

Total		$756	$(3,145)	$(2,389)

December 31, 2011 Instrument	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Net Total
Swaps	Other current liabilities	$—	$(11,122)	$(11,122)
Swaps	Other deferred credits	—	(621)	(621)

Total		$—	$(11,743)	$(11,743)

Fair values of derivatives designated as hedging instruments:

December 31, 2011 Instrument	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Net Total
FSIRS	Other current liabilities	$—	$(24,713)	$(24,713)

As noted above, the FSIRS that remained at December 31, 2011 terminated in March 2012.

The estimated fair values of the natural gas derivatives were determined using future natural gas index prices (as more fully described below). The Company has master netting arrangements with each counterparty that provide for the net settlement of all contracts through a single payment. As applicable, the Company has elected to reflect the net amounts in its balance sheets.

Pursuant to regulatory deferral accounting treatment for rate-regulated entities, Southwest records the unrealized gains and losses in fair value of the Swaps as a regulatory asset and/or liability. When the Swaps mature, Southwest reverses any prior positions held and records the settled position as an increase or decrease of purchased gas under the related purchased gas adjustment (“PGA”) mechanism in determining its deferred PGA balances. Neither changes in fair value, nor settled amounts, of Swaps have a direct effect on earnings or other comprehensive income. The following table shows the amounts Southwest paid to and received from counterparties for settlements of matured Swaps.

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
(Thousands of dollars)
Paid to counterparties	$14,843	$17,283	$16,574

Received from counterparties	$634	$—	$831

The following table details the regulatory assets/(liabilities) offsetting the derivatives at fair value in the balance sheets (thousands of dollars).

December 31, 2012
Instrument	Balance Sheet Location	Net Total
Swaps	Other deferred credits	$(6)
Swaps	Prepaids and other current assets	2,076
Swaps	Deferred charges and other assets	319

December 31, 2011
Instrument	Balance Sheet Location	Net Total
Swaps	Prepaids and other current assets	$11,122
Swaps	Deferred charges and other assets	621

Fair Value Measurements.    The estimated fair values of Southwest’s Swaps were determined at December 31, 2012 and 2011 using New York Mercantile Exchange (“NYMEX”) futures settlement prices for delivery of natural gas at Henry Hub adjusted by the price of NYMEX ClearPort basis Swaps, which reflect the difference between the price of natural gas at a given delivery basin and the Henry Hub pricing points. These Level 2 inputs (inputs, other than quoted prices, for similar assets or liabilities) are observable in the marketplace throughout the full term of the Swaps, but have been credit-risk adjusted with no significant impact to the overall fair value measure.

The estimated fair value of Southwest’s FSIRS at December 31, 2011 was determined using a discounted cash flow model that utilized forward interest rate curves. The inputs to the model were the terms of the FSIRS. These Level 2 inputs were observable in the marketplace throughout the full term of the FSIRS, but were credit-risk adjusted with no significant impact to the overall fair value measure. See Note 5 – Other Comprehensive Income and Accumulated Other Comprehensive Income (“AOCI”) for more information on the FSIRS.

See Note 10 – Pension and Other Postretirement Benefits for definitions of the levels of the fair value hierarchy. The following table sets forth, by level within the three-level fair value hierarchy that ranks the inputs used to measure fair value by their reliability, the Company’s financial assets and liabilities that were accounted for at fair value:

Level 2 - Significant other observable inputs

	December 31, 2012	December 31, 2011
(Thousands of dollars)
Assets at fair value:
Deferred charges and other assets - Swaps	$6	$—
Liabilities at fair value:
Other current liabilities - Swaps	(2,076)	(11,122)
Other deferred credits - Swaps	(319)	(621)
Other current liabilities - FSIRS	—	(24,713)

Net Assets (Liabilities)	$(2,389)	$(36,456)

No financial assets or liabilities accounted for at fair value fell within Level 1 or Level 3 of the fair value hierarchy.

Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information

Note 14 - Segment Information

Company operating segments are determined based on the nature of their activities. The natural gas operations segment is engaged in the business of purchasing, distributing, and transporting natural gas. Revenues are generated from the distribution and transportation of natural gas. The construction services segment is primarily engaged in the business of providing utility companies with trenching and installation, replacement, and maintenance services for energy distribution systems.

The accounting policies of the reported segments are the same as those described within Note 1 – Summary of Significant Accounting Policies. NPL accounts for the services provided to Southwest at contractual (market) prices at contract inception. Accounts receivable for these services, which are not eliminated during consolidation, are presented in the table below (in thousands).

	December 31, 2012	December 31, 2011
Accounts receivable for NPL services	$8,179	$6,205

The financial information pertaining to the natural gas operations and construction services segments for each of the three years in the period ended December 31, 2012 is as follows (thousands of dollars):

2012	Gas Operations	Construction Services	Total
Revenues from unaffiliated customers	$1,321,728	$522,676	$1,844,404
Intersegment sales	—	83,374	83,374

Total	$1,321,728	$606,050	$1,927,778

Interest revenue	$915	$9	$924

Interest expense	$66,957	$1,063	$68,020

Depreciation and amortization	$186,035	$37,387	$223,422

Income tax expense	$64,973	$10,303	$75,276

Segment net income	$116,619	$16,712	$133,331

Segment assets	$4,204,948	$283,109	$4,488,057

Capital expenditures	$308,951	$86,761	$395,712

2011	Gas Operations	Construction Services	Total
Revenues from unaffiliated customers	$1,403,366	$391,701	$1,795,067
Intersegment sales	—	92,121	92,121

Total	$1,403,366	$483,822	$1,887,188

Interest revenue	$465	$20	$485

Interest expense	$68,777	$825	$69,602

Depreciation and amortization	$175,253	$25,216	$200,469

Income tax expense	$49,576	$13,727	$63,303

Segment net income	$91,420	$20,867	$112,287

Segment assets	$4,048,613	$227,394	$4,276,007

Capital expenditures	$305,542	$75,449	$380,991

2010	Gas Operations	Construction Services	Total
Revenues from unaffiliated customers	$1,511,907	$257,213	$1,769,120
Intersegment sales	—	61,251	61,251

Total	$1,511,907	$318,464	$1,830,371

Interest revenue	$158	$36	$194

Interest expense	$77,025	$564	$77,589

Depreciation and amortization	$170,456	$20,007	$190,463

Income tax expense	$47,073	$7,852	$54,925

Segment net income	$91,382	$12,495	$103,877

Segment assets	$3,845,111	$139,082	$3,984,193

Capital expenditures	$188,379	$27,060	$215,439

Quarterly Financial Data	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data

Note 15 – Quarterly Financial Data (Unaudited)

	Quarter Ended
	March 31	June 30	September 30	December 31
(Thousands of dollars, except per share amounts)
2012
Operating revenues	$657,645	$409,768	$371,799	$488,566
Operating income	134,623	15,380	6,310	115,211
Net income (loss)	78,919	(3,676)	(4,305)	62,393
Basic earnings (loss) per common share*	1.71	(0.08)	(0.09)	1.35
Diluted earnings (loss) per common share*	1.70	(0.08)	(0.09)	1.34

2011
Operating revenues	$628,440	$388,505	$352,592	$517,651
Operating income	126,335	20,568	1,253	101,924
Net income (loss)	68,549	4,055	(15,641)	55,324
Basic earnings (loss) per common share*	1.50	0.09	(0.34)	1.20
Diluted earnings (loss) per common share*	1.48	0.09	(0.34)	1.19

2010
Operating revenues	$668,751	$385,825	$307,683	$468,112
Operating income	121,732	24,031	184	86,170
Net income (loss)	64,648	(933)	(4,823)	44,985
Basic earnings (loss) per common share*	1.43	(0.02)	(0.11)	0.99
Diluted earnings (loss) per common share*	1.42	(0.02)	(0.11)	0.98

*	The sum of quarterly earnings (loss) per average common share may not equal the annual earnings (loss) per share due to the ongoing change in the weighted-average number of common shares outstanding.

The demand for natural gas is seasonal, and it is the opinion of management that comparisons of earnings for interim periods do not reliably reflect overall trends and changes in the operations of the Company. Also, the timing of general rate relief can have a significant impact on earnings for interim periods. See Management’s Discussion and Analysis for additional discussion of operating results.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Nature of Operations

Nature of Operations.    Southwest Gas Corporation and its subsidiaries (the “Company”) consist of two segments: natural gas operations (“Southwest” or the “natural gas operations” segment) and construction services. Southwest is engaged in the business of purchasing, distributing, and transporting natural gas for customers in portions of Arizona, Nevada, and California. Public utility rates, practices, facilities, and service territories of Southwest are subject to regulatory oversight. The timing and amount of rate relief can materially impact results of operations. Natural gas purchases and the timing of related recoveries can materially impact liquidity. NPL Construction Co. (“NPL” or the “construction services” segment), a wholly owned subsidiary, is a full-service underground piping contractor that primarily provides utility companies with trenching and installation, replacement, and maintenance services for energy distribution systems. In November 2009, NPL entered into a venture to market natural gas engine-driven heating, ventilating, and air conditioning (“HVAC”) technology and products. NPL has a 65% interest in the entity (IntelliChoice Energy, “ICE”) and consolidates ICE as a majority-owned subsidiary.

Basis of Presentation

Basis of Presentation.    The Company follows generally accepted accounting principles in the United States (“U.S. GAAP”) in accounting for all of its businesses. Accounting for the natural gas utility operations conforms with U.S. GAAP as applied to regulated companies and as prescribed by federal agencies and commissions of the various states in which the utility operates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Consolidation

Consolidation.    The accompanying financial statements are presented on a consolidated basis and include the accounts of Southwest Gas Corporation and all subsidiaries. All significant intercompany balances and transactions have been eliminated with the exception of transactions between Southwest and NPL in accordance with accounting treatment for rate-regulated entities.

Net Utility Plant

Net Utility Plant.    Net utility plant includes gas plant at original cost, less the accumulated provision for depreciation and amortization, plus the unamortized balance of acquisition adjustments. Original cost includes contracted services, material, payroll and related costs such as taxes and benefits, general and administrative expenses, and an allowance for funds used during construction, less contributions in aid of construction.

Other Property and Investments

Other Property and Investments.    Other property and investments includes (millions of dollars):

	2012	2011
NPL property and equipment	$287	$237
Accumulated provision for depreciation and amortization	(136)	(128)
Net cash surrender value of COLI policies	80	74
Other property	11	9

Total	$242	$192

Deferred Purchased Gas Costs

Deferred Purchased Gas Costs.    The various regulatory commissions have established procedures to enable Southwest to adjust its billing rates for changes in the cost of natural gas purchased. The difference between the current cost of gas purchased and the cost of gas recovered in billed rates is deferred. Generally, these deferred amounts are recovered or refunded within one year.

Prepaids and Other Current Assets	Prepaids and other current assets. Prepaids and other current assets includes plant materials and operating supplies of $25 million in 2012 and $21 million in 2011.
Income Taxes

Income Taxes.    The Company uses the asset and liability method of accounting for income taxes. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date. For regulatory and financial reporting purposes, investment tax credits (“ITC”) related to gas utility operations are deferred and amortized over the life of related fixed assets.

Cash and Cash Equivalents

Cash and Cash Equivalents.    For purposes of reporting consolidated cash flows, cash and cash equivalents include cash on hand and financial instruments with a purchase-date maturity of three months or less. Cash and cash equivalents fall within Level 1 (quoted prices for identical financial instruments) of the three-level fair value hierarchy that ranks the inputs used to measure fair value by their reliability. During 2012, approximately $20 million of customer advances, upon contract expiration, were applied as contributions offsetting construction expenditures as a non-cash investing activity.

Accumulated Removal Costs

Accumulated Removal Costs.    Approved regulatory practices allow Southwest to include in depreciation expense a component to recover removal costs associated with utility plant retirements. In accordance with the Securities and Exchange Commission’s (“SEC”) position on presentation of these amounts, management has reclassified estimated removal costs from accumulated depreciation to accumulated removal costs within the liabilities section of the balance sheets. The reclassified amounts are presented in the table below (thousands of dollars):

	December 31, 2012	December 31, 2011
Accumulated removal costs	$256,000	$233,000

Gas Operating Revenues

Gas Operating Revenues.    Revenues are recorded when customers are billed. Customer billings are based on monthly meter reads and are calculated in accordance with applicable tariffs and state and local laws, regulations, and agreements. An estimate of the margin associated with natural gas service provided, but not yet billed, to residential and commercial customers from the latest meter reading date to the end of the reporting period is also recognized as accrued utility revenue. Revenues also include the net impacts of margin tracker/decoupling accruals.

The Company acts as an agent for state and local taxing authorities in the collection and remission of a variety of taxes, including sales and use taxes and surcharges. These taxes are not included in gas operating revenues. The Company uses the net classification method to report taxes collected from customers to be remitted to governmental authorities.

Construction Revenues

Construction Revenues.    The majority of NPL contracts are performed under unit-price contracts. Generally, these contracts state prices per unit of installation. Typical installations are accomplished in two weeks or less. Revenues are recorded as installations are completed. Long-term fixed-price contracts use the percentage-of-completion method of accounting and, therefore, take into account the cost, estimated earnings, and revenue to date on contracts not yet completed. The amount of revenue recognized on fixed-price contracts is based on costs expended to date relative to anticipated final contract costs. Revisions in estimates of costs and earnings during the course of the work are reflected in the accounting period in which the facts requiring revision become known. If a loss on a contract becomes known or is anticipated, the entire amount of the estimated ultimate loss is recognized at that time in the financial statements. Some unit-price contracts contain caps, that if encroached, trigger revenue and loss recognition similar to a fixed-price contract model.

In 2011, NPL recorded $5 million in estimated pretax profit associated with a large fixed-price contract. In connection with significant changes in estimated costs to complete the fixed-price contract, NPL results reflect pretax losses (with after-tax earnings per share impacts) of $15 million ($0.20 per share) for the year ended December 31, 2012, including $18 million ($0.24 per share) in the first half of 2012. The estimated cost changes that resulted in the losses recognized included reductions in projected productivity and higher costs of restoration work. Change orders approved during the fourth quarter of 2012 helped to reduce losses overall on the contract. On a contract-to-date basis the cumulative loss is $10 million. At December 31, 2012, work on this sizeable contract is over 95% complete.

Construction Expenses

Construction Expenses.    The construction expenses classification in the income statement includes payroll expenses, job-related equipment costs, direct construction costs, gains and losses on equipment sales, general and administrative expenses, and office-related fixed costs of NPL.

Net Cost of Gas Sold

Net Cost of Gas Sold.    Components of net cost of gas sold include natural gas commodity costs (fixed-price and variable-rate), pipeline capacity/transportation costs, and actual settled costs of natural gas derivative instruments. Also included are the net impacts of PGA deferrals and recoveries.

Operations and Maintenance Expense

Operations and Maintenance Expense.    For financial reporting purposes, operations and maintenance expense includes Southwest’s operating and maintenance costs associated with serving utility customers, uncollectible expense, administrative and general salaries and expense, employee benefits expense, and legal expense (including injuries and damages).

Depreciation and Amortization

Depreciation and Amortization.    Utility plant depreciation is computed on the straight-line remaining life method at composite rates considered sufficient to amortize costs over estimated service lives, including components which compensate for removal costs (net of salvage value), and retirements, as approved by the appropriate regulatory agency. When plant is retired from service, the original cost of plant, including cost of removal, less salvage, is charged to the accumulated provision for depreciation. Other regulatory assets, including acquisition adjustments, are amortized when appropriate, over time periods authorized by regulators. Nonutility and construction services-related property and equipment are depreciated on a straight-line method based on the estimated useful lives of the related assets. Costs and gains related to refunding utility debt and debt issuance expenses are deferred and amortized over the weighted-average lives of the new issues and become a component of interest expense.

Allowance for Funds Used During Construction ("AFUDC")

Allowance for Funds Used During Construction (“AFUDC”).    AFUDC represents the cost of both debt and equity funds used to finance utility construction. AFUDC is capitalized as part of the cost of utility plant. The debt portion of AFUDC is reported in the consolidated statements of income as an offset to net interest deductions and the equity portion is reported as other income. Utility plant construction costs, including AFUDC, are recovered in authorized rates through depreciation when completed projects are placed into operation, and general rate relief is requested and granted.

	2012	2011	2010
(In thousands)
AFUDC:
Debt portion	$1,129	$718	$512
Equity portion	1,943	1,154	945

AFUDC capitalized as part of utility plant	$3,072	$1,872	$1,457

Other Income (Deductions)

Other Income (Deductions).    The following table provides the composition of significant items included in Other income (deductions) on the consolidated statements of income (thousands of dollars):

	2012	2011	2010
Change in COLI policies	$6,600	$700	$9,770
Interest income	924	485	194
Pipe replacement costs	(2,680)	(4,761)	(5,024)
Miscellaneous income and (expense)	(433)	(1,836)	(1,090)

Total other income (deductions)	$4,411	$(5,412)	$3,850

Included in the table above is the change in cash surrender values of company-owned life insurance (“COLI”) policies (including net death benefits recognized). These life insurance policies on members of management and other key employees are used by Southwest to indemnify itself against the loss of talent, expertise, and knowledge, as well as to provide indirect funding for certain nonqualified benefit plans. Current tax regulations provide for tax-free treatment of life insurance (death benefit) proceeds. Therefore, the change in the cash surrender value components of COLI policies, as they progress towards the ultimate death benefits, is also recorded without tax consequences. Pipe replacement costs include amounts associated with certain Arizona non-recoverable pipe replacement work. The replacement program work subject to non-recoverability was completed in 2012.

Earnings Per Share

Earnings Per Share.    Basic earnings per share (“EPS”) are calculated by dividing net income by the weighted-average number of shares outstanding during the period. Diluted EPS includes the effect of additional weighted-average common stock equivalents (stock options, performance shares, and restricted stock units). Unless otherwise noted, the term “Earnings Per Share” refers to Basic EPS. A reconciliation of the shares used in the Basic and Diluted EPS calculations is shown in the following table. Net income was the same for Basic and Diluted EPS calculations.

	2012	2011	2010
(In thousands)
Average basic shares	46,115	45,858	45,405
Effect of dilutive securities:
Stock options	42	52	56
Performance shares	254	271	260
Restricted stock units	144	110	102

Average diluted shares	46,555	46,291	45,823

Recently Issued Accounting Standards Updates

Recently Issued Accounting Standards Updates.    In October 2012, the Financial Accounting Standards Board (“FASB”) issued the update “Technical Corrections and Improvements” which clarifies or corrects unintended application of accounting guidance. Many of these changes are not expected to have a significant effect on current accounting practice but some improvements are more substantive and are not technical corrections. Amendments included in the update without transition guidance were effective upon issuance. Amendments subject to transition guidance were effective for the Company on January 1, 2013 for interim and annual reporting periods. The adoption of the update is not expected to have a material impact on the Company’s disclosures, financial position, or results of operations.

In July 2012, the FASB issued the update “Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment,” which provides that an entity has the option to first assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that an indefinite-lived intangible asset is impaired. If, in electing the qualitative evaluation step, there is no indication of impairment, quantitative impairment testing would not be required to be performed. The update would provide consistency in evaluation for goodwill and indefinite-lived intangibles other than goodwill. The Company adopted this update, as required, on January 1, 2013. The adoption of the update is not expected to have a material impact on the financial position or results of operations of the Company.

In December 2011, the FASB issued the update “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities.” The update requires an entity to disclose information about financial instruments and derivative instruments that are either offset or subject to an enforceable master netting arrangement or similar agreement. This information is intended to enable users of an entity’s financial statements to understand the effect of those arrangements on the entity’s financial position. In January 2013, the FASB issued the update “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“Clarification”) that clarifies the scope of the “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” update. The amendments included in the Clarification apply to entities that have derivatives, repurchase agreements and reverse repurchase agreements, and certain securities borrowing and securities lending transactions that are offset, or subject to a master netting or similar agreement. Entities with other types of financial assets and financial liabilities subject to a master netting or similar agreements would no longer be subject to the disclosure requirements in the initial update. All disclosures are required to be provided retrospectively for all periods presented. The Company adopted both updates, as required, on January 1, 2013 for interim and annual reporting periods. These updates are not expected to have a material impact on the Company’s disclosures.

Subsequent Events

Subsequent Events.    Management of the Company monitors events occurring after the balance sheet date and prior to the issuance of the financial statements to determine the impacts, if any, of events on the financial statements to be issued or disclosures to be made, and has reflected them where appropriate.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Other Property and Investments

Other property and investments includes (millions of dollars):

	2012	2011
NPL property and equipment	$287	$237
Accumulated provision for depreciation and amortization	(136)	(128)
Net cash surrender value of COLI policies	80	74
Other property	11	9

Total	$242	$192

Schedule of Accumulated Removal Costs	The reclassified amounts are presented in the table below (thousands of dollars):

	December 31, 2012	December 31, 2011
Accumulated removal costs	$256,000	$233,000

Schedule of Capitalized and Debt Portion of AFUDC

Utility plant construction costs, including AFUDC, are recovered in authorized rates through depreciation when completed projects are placed into operation, and general rate relief is requested and granted.

	2012	2011	2010
(In thousands)
AFUDC:
Debt portion	$1,129	$718	$512
Equity portion	1,943	1,154	945

AFUDC capitalized as part of utility plant	$3,072	$1,872	$1,457

Other Income (Deductions)

The following table provides the composition of significant items included in Other income (deductions) on the consolidated statements of income (thousands of dollars):

	2012	2011	2010
Change in COLI policies	$6,600	$700	$9,770
Interest income	924	485	194
Pipe replacement costs	(2,680)	(4,761)	(5,024)
Miscellaneous income and (expense)	(433)	(1,836)	(1,090)

Total other income (deductions)	$4,411	$(5,412)	$3,850

Schedule of Earnings Per Share, Basic and Diluted

Net income was the same for Basic and Diluted EPS calculations.

	2012	2011	2010
(In thousands)
Average basic shares	46,115	45,858	45,405
Effect of dilutive securities:
Stock options	42	52	56
Performance shares	254	271	260
Restricted stock units	144	110	102

Average diluted shares	46,555	46,291	45,823

Utility Plant (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Net Utility Plant

Net utility plant as of December 31, 2012 and 2011 was as follows (thousands of dollars):

December 31,	2012	2011
Gas plant:
Storage	$20,503	$20,496
Transmission	301,505	295,103
Distribution	4,224,560	4,048,078
General	310,936	291,639
Other	161,996	155,734

	5,019,500	4,811,050
Less: accumulated depreciation	(1,750,795)	(1,638,091)
Acquisition adjustments, net	911	1,091
Construction work in progress	74,178	44,894

Net utility plant	$3,343,794	$3,218,944

Schedule of Depreciation and Amortization Expense	Depreciation and amortization expense on gas plant was as follows (thousands of dollars):

	2012	2011	2010
Depreciation and amortization expense	$182,612	$172,712	$167,050

Schedule of Rental Payments and Current Term Expiration Dates

The table below presents the rental payments and the current term expiration dates, although both leases have optional renewal terms available.

	2013	2014	2015	2016	2017
(In thousands)
Corporate headquarters (expires in 2017)	$2,140	$2,190	$2,270	$2,343	$1,194
Phoenix administrative offices (expires in 2014)	1,446	243	—	—	—

Schedule of Rental Payments for Operating Leases

The table below presents Southwest rental payments and NPL lease payments that are included in operating expenses for all operating leases (in thousands):

	2012	2011	2010
Southwest Gas	$7,762	$7,812	$7,585
NPL	24,054	19,017	11,780

Consolidated rental payments/lease expense	$31,816	$26,829	$19,365

Schedule of Future Minimum Lease Payments for Operating Leases

The following is a schedule of future minimum lease payments for significant non-cancelable operating leases (with initial or remaining terms in excess of one year) as of December 31, 2012 (thousands of dollars):

Year Ending December 31,
2013	$6,757
2014	4,304
2015	3,181
2016	2,510
2017	1,238
Thereafter	61

Total minimum lease payments	$18,051

Receivables and Related Allowances (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accounts Receivable	The table below contains information about the gas utility customer accounts receivable balance at December 31, 2012

Gas utility customer accounts receivable balance (in thousands)	$94,695

Schedule of Percent of Customers by State

The table below contains information about the the percentage of customers in each of the three states at December 31, 2012.

December 31, 2012
Percent of customers by state
Arizona	54%
Nevada	36%
California	10%

Schedule of Allowance for Uncollectibles

Activity in the allowance account for uncollectibles is summarized as follows (thousands of dollars):

Allowance for Uncollectibles
Balance, December 31, 2009	$3,953
Additions charged to expense	2,646
Accounts written off, less recoveries	(3,405)

Balance, December 31, 2010	3,194
Additions charged to expense	2,678
Accounts written off, less recoveries	(2,690)

Balance, December 31, 2011	3,182
Additions charged to expense	2,471
Accounts written off, less recoveries	(3,149)

Balance, December 31, 2012	$2,504

Regulatory Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Regulatory Assets and Liabilities

The following table represents existing regulatory assets and liabilities (thousands of dollars):

December 31,	2012	2011
Regulatory assets:
Accrued pension and other postretirement benefit costs (1)	$373,615	$330,844
Unrealized net loss on non-trading derivatives (Swaps) (2)	2,395	11,743
Deferred purchased gas costs (3)	6,031	2,323
Accrued purchased gas costs (4)	30,300	18,400
Unamortized premium on reacquired debt (5)	19,452	19,011
Other (6)	44,927	32,988

	476,720	415,309
Regulatory liabilities:
Deferred purchased gas costs (3)	(98,957)	(72,426)
Accumulated removal costs	(256,000)	(233,000)
Unrealized net gain on non-trading derivatives (Swaps) (2)	(6)	—
Deferred gain on southern Nevada division operations facility (7)	(392)	(806)
Unamortized gain on reacquired debt (8)	(11,934)	(12,470)
Other (9)	(6,951)	(14,501)

Net regulatory assets	$102,480	$82,106

(1)	Included in Deferred charges and other assets on the Consolidated Balance Sheets. Recovery period is greater than five years. (See Note 10).
(2)

The following table details the regulatory assets/(liabilities) offsetting the derivatives (Swaps) at fair value in the balance sheets (thousands of dollars). The actual amounts, when realized at settlement, become a component of purchased gas costs under the Company’s purchased gas adjustment (“PGA”) mechanisms. (See Note 13).

Instrument	Balance Sheet Location	2012	2011
Swaps	Deferred charges and other assets	$319	$621
Swaps	Prepaids and other current assets	2,076	11,122
Swaps	Other deferred credits	(6)	—

(3)	Balance recovered or refunded on an ongoing basis with interest.
(4)	Included in Prepaids and other current assets on the Consolidated Balance Sheets and recovered over one year or less.
(5)	Included in Deferred charges and other assets on the Consolidated Balance Sheets. Recovered over life of debt instruments.
(6)

Other regulatory assets including deferred costs associated with rate cases, regulatory studies, and state mandated public purpose programs (including low income and conservation programs), as well as margin and interest-tracking accounts, amounts associated with accrued absence time, and deferred post-retirement benefits other than pensions. Recovery periods vary.

(7)

Balance was originally being amortized over a four-year period beginning in the fourth quarter of 2009. As a result of the most recent Nevada general rate case Decision, the amortization period was extended through 2015.

(8)	Included in Other deferred credits on the Consolidated Balance Sheet. Amortized over life of debt instruments.
(9)	Other regulatory liabilities includes amounts associated with income tax and gross-up.

Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI") (Tables)	12 Months Ended
Dec. 31, 2012
Related Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss)

Related Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss)

	2012			2011			2010
	Before- Tax Amount	Tax (Expense) or Benefit (1)	Net-of- Tax Amount	Before- Tax Amount	Tax (Expense) or Benefit (1)	Net-of- Tax Amount	Before- Tax Amount	Tax (Expense) or Benefit (1)	Net-of- Tax Amount
(Thousands of dollars)
Defined benefit pension plans:
Net actuarial gain/(loss)	$(74,853)	$28,444	$(46,409)	$(135,492)	$51,487	$(84,005)	$(9,058)	$3,442	$(5,616)
Amortization of transition obligation	867	(329)	538	867	(330)	537	867	(329)	538
Amortization of net actuarial (gain)/loss	25,597	(9,727)	15,870	15,569	(5,916)	9,653	12,122	(4,606)	7,516
Prior service cost	(2,423)	921	(1,502)	—	—	—	—	—	—
Regulatory adjustment	42,771	(16,253)	26,518	105,931	(40,254)	65,677	652	(248)	404

Pension plans other comprehensive income (loss)	(8,041)	3,056	(4,985)	(13,125)	4,987	(8,138)	4,583	(1,741)	2,842
FSIRS (designated hedging activities):
Unrealized/realized gain (loss)	2,959	(1,125)	1,834	(17,958)	6,824	(11,134)	(18,446)	7,010	(11,436)
Amounts reclassified into net income	2,801	(1,064)	1,737	1,169	(444)	725	97	(37)	60

FSIRS other comprehensive income (loss)	5,760	(2,189)	3,571	(16,789)	6,380	(10,409)	(18,349)	6,973	(11,376)

Total other comprehensive income (loss)	$(2,281)	$867	$(1,414)	$(29,914)	$11,367	$(18,547)	$(13,766)	$5,232	$(8,534)

(1)	Tax amounts are calculated using a 38% rate.

Schedule of Estimated Amounts Amortized from Accumulated Other Comprehensive Income or Regulatory Assets into Net Periodic Benefit Cost

The estimated amounts that will be amortized from accumulated other comprehensive income or regulatory assets into net periodic benefit cost over the next year are summarized below (in thousands):

Retirement plan net actuarial loss	$32,400
SERP net actuarial loss	1,000
PBOP net actuarial loss	1,000
PBOP prior service cost	400

Rollforward of Accumulated Other Comprehensive Income

The following represents a rollforward of AOCI, presented on the Company’s Consolidated Balance Sheets and its Consolidated Statements of Equity:

AOCI – Rollforward

(Thousands of dollars)

	Defined Benefit Plans (Note 10)			FSIRS (Note 13)
	Before- Tax	Tax (Expense) Benefit	After- Tax	Before- Tax	Tax (Expense) Benefit	After- Tax	AOCI
Beginning Balance AOCI December 31, 2011	$(44,429)	$16,883	$(27,546)	$(35,138)	$13,353	$(21,785)	$(49,331)
Current period other comprehensive income (loss)	(8,041)	3,056	(4,985)	5,760	(2,189)	3,571	(1,414)

Ending Balance AOCI December 31, 2012	$(52,470)	$19,939	$(32,531)	$(29,378)	$11,164	$(18,214)	$(50,745)

Amount Recognized Before Income Tax in Accumulated Other Comprehensive Income

The following table represents amounts (before income tax impacts) included in Accumulated other comprehensive income (in the table above), that have not yet been recognized in net periodic benefit cost, as of December 31, 2012 and 2011:

Amounts Recognized in AOCI (Before Tax)

(Thousands of dollars)

	2012	2011
Net actuarial (loss) gain	$(423,662)	$(374,406)
Prior service cost	(2,423)	—
Net transition obligation	—	(867)
Less: amount recognized in regulatory assets	373,615	330,844

Recognized in AOCI	$(52,470)	$(44,429)

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Estimated Fair Values of Long-Term Debt

The external credit rating, coupon rate, and maturity of each security are considered in the valuation, as applicable.

December 31,	2012		2011
	Carrying Amount	Market Value	Carrying Amount	Market Value
(Thousands of dollars)
Debentures:
Notes, 7.625%, due 2012	$—	$—	$200,000	$204,312
Notes, 4.45%, due 2020	125,000	141,771	125,000	128,673
Notes, 6.1%, due 2041	125,000	165,779	125,000	143,074
Notes, 3.875%, due 2022	250,000	277,950	—	—
8% Series, due 2026	75,000	111,501	75,000	96,340
Medium-term notes, 7.59% series, due 2017	25,000	30,710	25,000	30,199
Medium-term notes, 7.78% series, due 2022	25,000	34,637	25,000	31,932
Medium-term notes, 7.92% series, due 2027	25,000	36,953	25,000	31,648
Medium-term notes, 6.76% series, due 2027	7,500	10,058	7,500	8,510
Unamortized discount	(3,403)		(2,087)

	654,097		605,413

Revolving credit facility and commercial paper	111,000	111,000	109,000	109,000

Industrial development revenue bonds:
Variable-rate bonds:
Tax-exempt Series A, due 2028	50,000	50,000	50,000	50,000
2003 Series A, due 2038	50,000	50,000	50,000	50,000
2008 Series A, due 2038	50,000	50,000	50,000	50,000
2009 Series A, due 2039	50,000	50,000	50,000	50,000
Fixed-rate bonds:
6.10% 1999 Series A, due 2038	—	—	12,410	12,410
5.95% 1999 Series C, due 2038	—	—	14,320	14,449
5.55% 1999 Series D, due 2038	8,270	8,375	8,270	8,253
5.45% 2003 Series C, due 2038 (rate resets in March 2013)	30,000	30,152	30,000	31,332
5.25% 2003 Series D, due 2038	20,000	20,571	20,000	19,583
5.80% 2003 Series E, due 2038 (rate resets in March 2013)	15,000	15,102	15,000	15,634
5.25% 2004 Series A, due 2034	65,000	66,955	65,000	64,291
5.00% 2004 Series B, due 2033	31,200	31,655	31,200	30,283
4.85% 2005 Series A, due 2035	100,000	101,184	100,000	94,836
4.75% 2006 Series A, due 2036	24,855	25,189	24,855	23,179
Unamortized discount	(3,195)		(3,360)

	491,130		517,695

NPL credit facility	41,562	41,562	16,566	16,566
NPL other debt obligations	20,721	20,991	4,802	4,814

	1,318,510		1,253,476
Less: current maturities	(50,137)		(322,618)

Long-term debt, less current maturities	$1,268,373		$930,858

Summary of Effective Interest Rates on Variable-Rate IDRBs

The effective interest rates on the variable-rate IDRBs are included in the table below:

	December 31, 2012	December 31, 2011
2003 Series A	1.71%	0.83%
2008 Series A	1.59%	1.62%
2009 Series A	1.14%	1.56%
Tax-exempt Series A	1.25%	2.22%

Estimated Maturities of Long-Term Debt	Estimated maturities of long-term debt for the next five years are (in thousands):

2013	$50,137
2014	5,249
2015	46,705
2016	4,143
2017	137,049

Pension and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Cost of Retirement Plan	The cost of the Southwest plan is listed below (in thousands):

	2012	2011	2010
Employee Investment Plan cost	$4,707	$4,626	$4,583

Schedule of Allocation of Plan Assets	The current percentage ranges of the target portfolio are:

Type of Investment	Percentage Range
Equity securities	59 to 71
Debt securities	31 to 37
Other	up to 5

Schedule of Assumptions Used

The rates are presented in the table below:

	December 31, 2012	December 31, 2011
Discount rate	4.25%	5.00%
Weighted-average rate of compensation increase	2.75%	3.00%
Asset return assumption	8.00%	8.00%

Schedule of Amounts Recognized in Balance Sheet and Income Statement

The following table sets forth the retirement plan, SERP, and PBOP funded statuses and amounts recognized on the Consolidated Balance Sheets and Statements of Income.

	2012			2011
	Qualified Retirement Plan	SERP	PBOP	Qualified Retirement Plan	SERP	PBOP
(Thousands of dollars)
Change in benefit obligations
Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	$780,571	$33,827	$52,182	$662,134	$31,860	$46,765
Service cost	20,319	274	977	17,725	217	858
Interest cost	38,266	1,629	2,547	37,276	1,766	2,631
Plan amendments	-	-	2,423	-	-	-
Actuarial loss (gain)	92,409	4,111	2,775	89,922	2,427	2,835
Benefits paid	(28,753)	(2,468)	(1,200)	(26,486)	(2,443)	(907)

Benefit obligation at end of year (PBO/PBO/APBO)	902,812	37,373	59,704	780,571	33,827	52,182

Change in plan assets
Market value of plan assets at beginning of year	521,829	-	29,944	475,931	-	29,640
Actual return on plan assets	68,174	-	4,454	2,384	-	(200)
Employer contributions	48,500	2,468	1,256	70,000	2,443	904
Benefits paid	(28,753)	(2,468)	(404)	(26,486)	(2,443)	(400)

Market value of plan assets at end of year	609,750	-	35,250	521,829	-	29,944

Funded status at year end	$(293,062)	$(37,373)	$(24,454)	$(258,742)	$(33,827)	$(22,238)

Weighted-average assumptions (benefit obligation)
Discount rate	4.25%	4.25%	4.25%	5.00%	5.00%	5.00%
Weighted-average rate of compensation increase	2.75%	2.75%	2.75%	3.00%	3.00%	3.00%

Schedule of Accumulated Benefit Obligation	The accumulated benefit obligation for the retirement plan and the SERP is presented below (in thousands):

	December 31, 2012	December 31, 2011
Retirement plan	$811,184	$699,269
SERP	35,362	32,695

Schedule of Expected Benefit Payments

Benefits expected to be paid for the pension, PBOP, and the SERP over the next 10 years are as follows (in millions):

	2013	2014	2015	2016	2017	2018-2022
Pension	$33.2	$34.9	$36.7	$38.5	$40.6	$234.4
PBOP	2.6	2.8	3.0	3.2	3.3	17.4
SERP	2.5	2.5	2.5	2.5	2.5	12.0

Schedule of Net Periodic Benefit Cost and Weighted Average Assumptions

Components of net periodic benefit cost

	Qualified Retirement Plan			SERP			PBOP
	2012	2011	2010	2012	2011	2010	2012	2011	2010
(Thousands of dollars)
Service cost	$20,319	$17,725	$16,932	$274	$217	$372	$977	$858	$856
Interest cost	38,266	37,276	35,614	1,629	1,766	2,045	2,547	2,631	2,491
Expected return on plan assets	(45,780)	(40,114)	(36,538)	-	-	-	(2,404)	(2,379)	(2,093)
Amortization of transition obligation	-	-	-	-	-	-	867	867	867
Amortization of net actuarial loss	23,883	14,348	10,478	683	631	1,155	1,031	590	489

Net periodic benefit cost	$36,688	$29,235	$26,486	$2,586	$2,614	$3,572	$3,018	$2,567	$2,610

Weighted-average assumptions (net benefit cost)
Discount rate	5.00%	5.75%	6.00%	5.00%	5.75%	6.00%	5.00%	5.75%	6.00%
Expected return on plan assets	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Weighted-average rate of compensation increase	3.00%	3.25%	3.25%	3.00%	3.25%	3.25%	3.00%	3.25%	3.25%

Schedule of Other Changes in Plan Assets and Benefit Obligations Recognized in Net Periodic Benefit Cost and Other Comprehensive Income

Other Changes in Plan Assets and Benefit Obligations Recognized in Net Periodic Benefit Cost and Other Comprehensive Income

	2012				2011				2010
	Total	Qualified Retirement Plan	SERP	PBOP	Total	Qualified Retirement Plan	SERP	PBOP	Total	Qualified Retirement Plan	SERP	PBOP
(Thousands of dollars)
Net actuarial loss (gain) (a)	$74,853	$70,016	$4,111	$726	$135,492	$127,651	$2,427	$5,414	$9,058	$10,994	$(3,480)	$1,544
Amortization of transition obligation (b)	(867)	-	-	(867)	(867)	-	-	(867)	(867)	-	-	(867)
Amortization of net actuarial loss (b)	(25,597)	(23,883)	(683)	(1,031)	(15,569)	(14,348)	(631)	(590)	(12,122)	(10,478)	(1,155)	(489)
Prior service cost	2,423	-	-	2,423	-	-	-	-	-	-	-	-
Regulatory adjustment	(42,771)	(41,520)	-	(1,251)	(105,931)	(101,974)	-	(3,957)	(652)	(464)	-	(188)

Recognized in other comprehensive (income) loss	$8,041	$4,613	$3,428	$-	$13,125	$11,329	$1,796	$-	$(4,583)	$52	$(4,635)	$-
Net periodic benefit costs recognized in net income	42,292	36,688	2,586	3,018	34,416	29,235	2,614	2,567	32,668	26,486	3,572	2,610

Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	$50,333	$41,301	$6,014	$3,018	$47,541	$40,564	$4,410	$2,567	$28,085	$26,538	$(1,063)	$2,610

Schedule of Fair Value of Plan Assets

The following table sets forth, by level within the three-level fair value hierarchy, the fair values of the assets of the qualified pension plan and the PBOP as of December 31, 2012 and December 31, 2011. The SERP has no assets. There were no transfers between Levels 1 and 2.

	December 31, 2012			December 31, 2011
	Qualified Retirement Plan	PBOP	Total	Qualified Retirement Plan	PBOP	Total
Assets at fair value (thousands of dollars):

Level 1—Quoted prices in active markets for identical financial assets
Cash equivalents	$—	$—	$—	$20	$1	$21
Common stock
Capital equipment	3,510	106	3,616	4,332	133	4,465
Chemicals/materials	6,741	204	6,945	7,425	227	7,652
Consumer goods	49,247	1,492	50,739	40,806	1,249	42,055
Energy and mining	39,454	1,195	40,649	39,080	1,196	40,276
Finance/insurance	28,861	874	29,735	23,808	729	24,537
Healthcare	29,615	897	30,512	26,070	798	26,868
Information technology	30,534	925	31,459	29,052	889	29,941
Services	25,316	767	26,083	17,417	533	17,950
Telecommunications/utilities	24,355	738	25,093	16,257	498	16,755
Other	20,298	615	20,913	22,473	688	23,161
Real estate investment trusts	6,572	199	6,771	5,779	177	5,956
Mutual funds	67,749	17,802	85,551	57,512	14,154	71,666
Government fixed income securities	18,663	565	19,228	5,727	175	5,902
Futures contracts	—	—	—	4	—	4

Total Level 1 Assets (1)	$350,915	$26,379	$377,294	$295,762	$21,447	$317,209

Level 2—Significant other observable inputs
Commercial paper	$635	$19	$654	$—	$—	$—
Government fixed income and mortgage backed securities	42,997	1,302	44,299	42,361	1,297	43,658
Corporate fixed income securities
Asset-backed and mortgage-backed	16,637	504	17,141	16,969	519	17,488
Banking	17,966	544	18,510	16,192	496	16,688
Utilities	4,107	124	4,231	5,064	155	5,219
Other	28,925	876	29,801	25,769	789	26,558
Pooled funds and mutual funds	20,636	1,789	22,425	17,447	2,244	19,691
State and local obligations	1,273	39	1,312	936	29	965

Total Level 2 assets (2)	$133,176	$5,197	$138,373	$124,738	$5,529	$130,267

Level 3—Significant unobservable inputs
Commingled equity funds	$123,719	$3,748	$127,467	$97,295	$2,978	$100,273

Total Level 3 assets (3)	$123,719	$3,748	$127,467	$97,295	$2,978	$100,273

Total Plan assets at fair value	$607,810	$35,324	$643,134	$517,795	$29,954	$547,749
Insurance company general account contracts (4)	4,626	—	4,626	4,952	—	4,952

Total Plan assets (5)	$612,436	$35,324	$647,760	$522,747	$29,954	$552,701

(1)

Common stock, Real Estate Investment Trusts, mutual funds, and U.S. Government securities listed or regularly traded on a national securities exchange are valued at quoted market prices as of the last business day of the calendar year.

The mutual funds category above is an intermediate-term bond fund whose manager employs multiple concurrent strategies and takes only moderate risk in each, thereby reducing the risk of poor performance arising from any single source, and a balanced fund that invests in a diversified portfolio of common stocks, preferred stocks and fixed-income securities. Strategies utilized by the bond fund include duration management, yield curve or maturity structuring, sector rotation, and all bottom-up techniques including in-house credit and quantitative research. Strategies employed by the balanced fund include pursuit of regular income, conservation of principal, and an opportunity for long-term growth of principal and income.

(2)

The fair value of investments in debt securities with remaining maturities of one year or more is determined by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type.

The pooled funds and mutual funds are two collective short-term funds that invest in Treasury bills and money market funds. These funds are used as a temporary cash repository for the pension plan’s various investment managers.

(3)	Assets not considered Level 1 or Level 2 are valued using assumptions based on the best information available under the circumstances, such as investment manager pricing.

The commingled equity funds include private equity funds that invest in international securities (predominately Level 1 assets) regularly traded on securities exchanges. These funds are shown in the above table at net asset value. Investment strategies employed by the funds include:

•	Investing in various industries with growth and reasonable valuations, avoiding highly cyclical industries
•	Diversification by country, limiting exposure in any one country
•	Emerging markets

The terms and conditions under which shares in the commingled equity funds may be redeemed vary among the funds; the notice required ranges from one day to 30 days prior to the valuation date (month end). One of the commingled equity funds requires the payment of an impact fee to be applied to redemptions and subscriptions of $5 million or greater.

(4)

The insurance company general account contracts are annuity insurance contracts used to pay the pensions of employees who retired prior to 1989. The balance of the account disclosed in the above table is the contract value, which is the result of deposits, withdrawals, and interest credits.

(5)

The assets in the above table exceed the market value of plan assets shown in the funded status table by $2,760,000 (qualified retirement plan – $2,685,000, PBOP – $75,000) and $928,000 (qualified retirement plan – $918,000, PBOP – $10,000) for 2012 and 2011, respectively, which includes a payable for securities purchased, partially offset by receivables for interest, dividends, and securities sold.

Schedule of Effect of Significant Unobservable Inputs

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

Commingled Equity Funds
(Thousands of dollars):
Balance, December 31, 2010	$97,469
Actual return on plan assets:
Relating to assets still held at the reporting date	(8,442)
Relating to assets sold during the period	246
Purchases	12,000
Sales	(1,000)
Settlements	—
Transfers in and/or out of Level 3	—

Balance, December 31, 2011	$100,273
Actual return on plan assets:
Relating to assets still held at the reporting date	21,552
Relating to assets sold during the period	342
Purchases	6,800
Sales	(1,500)
Settlements	—
Transfers in and/or out of Level 3	—

Balance, December 31, 2012	$127,467

Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Stock-Based Compensation Expense

Total stock-based compensation expense recognized in the consolidated statements of income is shown in the table below (in thousands):

	2012	2011	2010
Stock-based compensation expense, net of related tax benefits	$7,396	$7,262	$5,874
Stock-based compensation related tax benefits	4,533	4,451	3,600

Schedule of Stock Options Activity

The following tables summarize Company stock option plan activity and related information (thousands of options):

	2012		2011		2010
	Number of options	Weighted- average exercise price	Number of options	Weighted- average exercise price	Number of options	Weighted- average exercise price
Outstanding at the beginning of the year	177	$27.28	369	$28.04	651	$27.49
Exercised during the year	(52)	25.25	(192)	28.75	(273)	26.67
Forfeited or expired during the year	—	—	—	—	(9)	29.51

Outstanding and exercisable at year end	125	$28.13	177	$27.28	369	$28.04

Schedule of Aggregate Intrinsic Value of Outstanding and Exercisable Options

The aggregate intrinsic value of outstanding and exercisable options, and options that were exercised, are presented in the table below (in thousands):

	2012	2011	2010
Outstanding and exercisable	$1,788	$2,697	$3,186
Exercised	928	1,949	1,689

Summary of Market Prices of Common Stock

	December 31, 2012	December 31, 2011	December 31, 2010
Market value of Southwest Gas stock	$42.41	$42.49	$36.67

Schedule of Stock Options Outstanding and Exercisable

The following table summarizes information about stock options outstanding at December 31, 2012 (thousands of options):

	Options Outstanding and Exercisable
Range of Exercise Price	Number outstanding	Weighted-average remaining contractual life	Weighted-average exercise price
$20.49 to $23.40	30	1.2 Years	$22.54
$25.00 to $26.10	34	2.5 Years	$25.74
$29.08 to $33.07	61	3.5 Years	$32.21

Schedule of Nonvested Performance and Restricted Stock Unit Plans

The following table summarizes the activity of the performance share stock and restricted stock/unit plans as of December 31, 2012 (thousands of shares):

	Performance Shares	Weighted- average grant date fair value	Restricted Stock/Units	Weighted- average grant date fair value
Nonvested/unissued at beginning of year	361	$30.66	176	$32.65
Granted	105	41.34	94	41.34
Dividends	10		5
Forfeited or expired	—	—	—	—
Vested and issued*	(128)	25.68	(68)	31.61

Nonvested/unissued at December 31, 2012	348	$36.03	207	$37.18

*Includes shares for retiree payouts and those converted for taxes.

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Tax-Related Interest Income

Tax-related interest income included in income tax expense in the consolidated statements of income is shown in the table below (in thousands):

	2012	2011	2010
Tax-related interest income	$24	$100	$500

Tax-Related Interest Receivable and Payable	Tax-related interest receivable and payable included in the consolidated balance sheets are shown in the table below (in thousands):

	2012	2011
Tax-related interest receivable (payable)	$—	$6

Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits in 2011 is as follows (thousands of dollars):

2011
Unrecognized tax benefits at beginning of year	$1,445
Gross increases – tax positions in prior period	—
Gross decreases – tax positions in prior period	—
Gross increases – current period tax positions	—
Gross decreases – current period tax positions	—
Settlements	—
Lapse of statute of limitations	(1,445)

Unrecognized tax benefits at end of year	$—

Summary of Income Tax Expense (Benefit)

Income tax expense (benefit) consists of the following (thousands of dollars):

Year Ended December 31,	2012	2011	2010
Current:
Federal	$2,296	$(265)	$4,204
State	5,744	2,122	4,442

	8,040	1,857	8,646

Deferred:
Federal	65,551	58,584	44,778
State	1,685	2,862	1,501

	67,236	61,446	46,279

Total income tax expense	$75,276	$63,303	$54,925

Significant Components of Deferred Income Tax Expense (Benefit)

Deferred income tax expense (benefit) consists of the following significant components (thousands of dollars):

Year Ended December 31,	2012	2011	2010
Deferred federal and state:
Property-related items	$64,249	$51,710	$43,420
Purchased gas cost adjustments	1,755	(92)	(315)
Employee benefits	564	11,766	8,753
All other deferred	1,529	(1,070)	(4,711)

Total deferred federal and state	68,097	62,314	47,147
Deferred ITC, net	(861)	(868)	(868)

Total deferred income tax expense	$67,236	$61,446	$46,279

Consolidated Effective Income Tax Rate

The sources of these differences and the effect of each are summarized as follows:

Year Ended December 31,	2012	2011	2010
Federal statutory income tax rate	35.0%	35.0%	35.0%
Net state taxes	2.6	2.7	2.8
Property-related items	0.2	0.2	0.2
Effect of income tax settlements	—	(0.9)	(0.3)
Tax credits	(0.4)	(0.6)	(0.5)
Company owned life insurance	(1.3)	(0.1)	(2.3)
All other differences	0.1	(0.1)	(0.2)

Consolidated effective income tax rate	36.2%	36.2%	34.7%

Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities consist of the following (thousands of dollars):

December 31,	2012	2011
Deferred tax assets:
Deferred income taxes for future amortization of ITC	$3,211	$3,743
Employee benefits	27,097	24,605
Alternative minimum tax credit	18,467	17,411
Net operating losses and credits	36,206	59,096
Interest rate swap	11,164	13,352
Other	17,866	15,099
Valuation allowance	(141)	(142)

	113,870	133,164

Deferred tax liabilities:
Property-related items, including accelerated depreciation	652,380	611,022
Regulatory balancing accounts	2,498	743
Property-related items previously flowed through	1,729	2,797
Unamortized ITC	5,131	5,992
Debt-related costs	4,602	4,379
Other	16,626	11,914

	682,966	636,847

Net deferred tax liabilities	$569,096	$503,683

Current	$(47,088)	$(53,435)
Noncurrent	616,184	557,118

Net deferred tax liabilities	$569,096	$503,683

Derivatives and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Notional Amounts Under Swaps Contracts

The differential is calculated based on the notional amounts under the contracts, which are detailed in the table below (thousands of dekatherms):

	December 31, 2012	December 31, 2011
Contract notional amounts	14,579	10,827

Amount of Gain or Losses Recognized in Income on Derivatives

The following table sets forth the gains and (losses) recognized on the Company’s Swaps (derivatives) for the years ended December 31, 2012, 2011, and 2010 and their location in the income statements (thousands of dollars):

Gains (losses) recognized in income for derivatives not designated as hedging instruments:

(Thousands of dollars)

Instrument	Location of Gain or (Loss) Recognized in Income on Derivative	2012		2011		2010
Swaps	Net cost of gas sold	$(4,854)		$(18,201)		$(27,690)
Swaps	Net cost of gas sold	4,854	*	18,201	*	27,690	*

Total		$—		$—		$—

* Represents the impact of regulatory deferral accounting treatment under U.S. GAAP for rate-regulated entities.

Gains (Losses) Recognized in other Comprehensive Income for Derivatives as Cash Flow Hedging Instruments

Gains (losses) recognized in other comprehensive income for derivatives designated as cash flow hedging instruments:

	Year Ended December 31, 2012	Year Ended December 31, 2011
(Thousands of dollars)
Amount of gain/(loss) realized/unrealized on FSIRS recognized in other comprehensive income on derivative	$2,959	$(17,958)

Fair Values of Swaps and FSIRS in Balance Sheet Location

The following table sets forth the fair values of the Company’s Swaps and FSIRS and their location in the balance sheets (thousands of dollars):

Fair values of derivatives not designated as hedging instruments:

December 31, 2012 Instrument	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Net Total
Swaps	Deferred charges and other assets	$132	$(126)	$6
Swaps	Other current liabilities	391	(2,467)	(2,076)
Swaps	Other deferred credits	233	(552)	(319)

Total		$756	$(3,145)	$(2,389)

December 31, 2011 Instrument	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Net Total
Swaps	Other current liabilities	$—	$(11,122)	$(11,122)
Swaps	Other deferred credits	—	(621)	(621)

Total		$—	$(11,743)	$(11,743)

Fair values of derivatives designated as hedging instruments:

December 31, 2011 Instrument	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Net Total
FSIRS	Other current liabilities	$—	$(24,713)	$(24,713)

Paid to and Received from Counterparties for Settlements of Matured Swaps

The following table shows the amounts Southwest paid to and received from counterparties for settlements of matured Swaps.

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
(Thousands of dollars)
Paid to counterparties	$14,843	$17,283	$16,574

Received from counterparties	$634	$—	$831

Regulatory Assets/Liabilities Offsetting the Derivatives at Fair Value in the Balance Sheet

The following table details the regulatory assets/(liabilities) offsetting the derivatives at fair value in the balance sheets (thousands of dollars).

December 31, 2012
Instrument	Balance Sheet Location	Net Total
Swaps	Other deferred credits	$(6)
Swaps	Prepaids and other current assets	2,076
Swaps	Deferred charges and other assets	319

December 31, 2011
Instrument	Balance Sheet Location	Net Total
Swaps	Prepaids and other current assets	$11,122
Swaps	Deferred charges and other assets	621

Significant Other Observable Inputs

The following table sets forth, by level within the three-level fair value hierarchy that ranks the inputs used to measure fair value by their reliability, the Company’s financial assets and liabilities that were accounted for at fair value:

Level 2 - Significant other observable inputs

	December 31, 2012	December 31, 2011
(Thousands of dollars)
Assets at fair value:
Deferred charges and other assets - Swaps	$6	$—
Liabilities at fair value:
Other current liabilities - Swaps	(2,076)	(11,122)
Other deferred credits - Swaps	(319)	(621)
Other current liabilities - FSIRS	—	(24,713)

Net Assets (Liabilities)	$(2,389)	$(36,456)

Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable for Services

Accounts receivable for these services, which are not eliminated during consolidation, are presented in the table below (in thousands).

	December 31, 2012	December 31, 2011
Accounts receivable for NPL services	$8,179	$6,205

Schedule of Segment Reporting Information

The financial information pertaining to the natural gas operations and construction services segments for each of the three years in the period ended December 31, 2012 is as follows (thousands of dollars):

2012	Gas Operations	Construction Services	Total
Revenues from unaffiliated customers	$1,321,728	$522,676	$1,844,404
Intersegment sales	—	83,374	83,374

Total	$1,321,728	$606,050	$1,927,778

Interest revenue	$915	$9	$924

Interest expense	$66,957	$1,063	$68,020

Depreciation and amortization	$186,035	$37,387	$223,422

Income tax expense	$64,973	$10,303	$75,276

Segment net income	$116,619	$16,712	$133,331

Segment assets	$4,204,948	$283,109	$4,488,057

Capital expenditures	$308,951	$86,761	$395,712

2011	Gas Operations	Construction Services	Total
Revenues from unaffiliated customers	$1,403,366	$391,701	$1,795,067
Intersegment sales	—	92,121	92,121

Total	$1,403,366	$483,822	$1,887,188

Interest revenue	$465	$20	$485

Interest expense	$68,777	$825	$69,602

Depreciation and amortization	$175,253	$25,216	$200,469

Income tax expense	$49,576	$13,727	$63,303

Segment net income	$91,420	$20,867	$112,287

Segment assets	$4,048,613	$227,394	$4,276,007

Capital expenditures	$305,542	$75,449	$380,991

2010	Gas Operations	Construction Services	Total
Revenues from unaffiliated customers	$1,511,907	$257,213	$1,769,120
Intersegment sales	—	61,251	61,251

Total	$1,511,907	$318,464	$1,830,371

Interest revenue	$158	$36	$194

Interest expense	$77,025	$564	$77,589

Depreciation and amortization	$170,456	$20,007	$190,463

Income tax expense	$47,073	$7,852	$54,925

Segment net income	$91,382	$12,495	$103,877

Segment assets	$3,845,111	$139,082	$3,984,193

Capital expenditures	$188,379	$27,060	$215,439

Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Quarterly Financial Information

	Quarter Ended
	March 31	June 30	September 30	December 31
(Thousands of dollars, except per share amounts)
2012
Operating revenues	$657,645	$409,768	$371,799	$488,566
Operating income	134,623	15,380	6,310	115,211
Net income (loss)	78,919	(3,676)	(4,305)	62,393
Basic earnings (loss) per common share*	1.71	(0.08)	(0.09)	1.35
Diluted earnings (loss) per common share*	1.70	(0.08)	(0.09)	1.34

2011
Operating revenues	$628,440	$388,505	$352,592	$517,651
Operating income	126,335	20,568	1,253	101,924
Net income (loss)	68,549	4,055	(15,641)	55,324
Basic earnings (loss) per common share*	1.50	0.09	(0.34)	1.20
Diluted earnings (loss) per common share*	1.48	0.09	(0.34)	1.19

2010
Operating revenues	$668,751	$385,825	$307,683	$468,112
Operating income	121,732	24,031	184	86,170
Net income (loss)	64,648	(933)	(4,823)	44,985
Basic earnings (loss) per common share*	1.43	(0.02)	(0.11)	0.99
Diluted earnings (loss) per common share*	1.42	(0.02)	(0.11)	0.98

*	The sum of quarterly earnings (loss) per average common share may not equal the annual earnings (loss) per share due to the ongoing change in the weighted-average number of common shares outstanding.

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
NPL ownership in ICE percentage	65.00%	65.00%	65.00%
Prepaids and other current assets	$ 107,910,000	$ 107,910,000	$ 107,910,000	$ 96,598,000
Customer advances applied as contributions offsetting construction expenditures	20,000,000	20,000,000	20,000,000
Recognized pretax losses, after tax earnings per share impacts		$ 0.24	$ 0.2
NPL Construction Co [Member]
Recognized pretax profit/losses		18,000,000	15,000,000	5,000,000
Percentage of contract completion	95.00%
Recognized cumulative pretax losses on contract to date basis	10,000,000
Plant materials and operating supplies [Member]
Prepaids and other current assets	$ 25,000,000	$ 25,000,000	$ 25,000,000	$ 21,000,000

Summary of Significant Accounting Policies - Schedule of Other Property and Investments (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Net cash surrender value of COLI policies	$ 80,000,000	$ 74,000,000
Other property	11,000,000	9,000,000
Total	242,096,000	192,004,000
NPL Construction Co [Member]
NPL property and equipment	287,000,000	237,000,000
Accumulated provision for depreciation and amortization	$ (136,000,000)	$ (128,000,000)

Summary of Significant Accounting Policies - Schedule of Accumulated Removal Costs (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accumulated removal costs	$ 256,000	$ 233,000

Summary of Significant Accounting Policies - Schedule of Capitalized and Debt Portion of AFUDC (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt portion	$ 1,129	$ 718	$ 512
Equity portion	1,943	1,154	945
AFUDC capitalized as part of utility plant	$ 3,072	$ 1,872	$ 1,457

Summary of Significant Accounting Policies - Other Income (Deductions) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in COLI policies	$ 6,600	$ 700	$ 9,770
Interest income	924	485	194
Pipe replacement costs	(2,680)	(4,761)	(5,024)
Miscellaneous income and (expense)	(433)	(1,836)	(1,090)
Total other income (deductions)	$ 4,411	$ (5,412)	$ 3,850

Summary of Significant Accounting Policies - Schedule of Earnings Per Share, Basic and Diluted (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Average basic shares	46,115	45,858	45,405
Stock options	42	52	56
Performance shares	254	271	260
Restricted stock units	144	110	102
Average diluted shares	46,555	46,291	45,823

Utility Plant - Schedule of Net Utility Plant (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	$ 5,019,500	$ 4,811,050
Less: accumulated depreciation	(1,750,795)	(1,638,091)
Acquisition adjustments, net	911	1,091
Construction work in progress	74,178	44,894
Net utility plant	3,343,794	3,218,944
Storage [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	20,503	20,496
Transmission [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	301,505	295,103
Distribution [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	4,224,560	4,048,078
General [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	310,936	291,639
Other [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	$ 161,996	$ 155,734

Utility Plant - Schedule of Depreciation and Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Public Utility, Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 223,422	$ 200,469	$ 190,463
Gas plant [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 182,612	$ 172,712	$ 167,050

Utility Plant - Schedule of Rental Payments and Current Term Expiration Dates (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 6,757
2014	4,304
2015	3,181
2016	2,510
2017	1,238
2018	61
Corporate headquarters (expires in 2017) [Member]
Operating Leased Assets [Line Items]
2013	2,140
2014	2,190
2015	2,270
2016	2,343
2017	1,194
2018
Phoenix administrative offices (expires in 2014) [Member]
Operating Leased Assets [Line Items]
2013	1,446
2014	243
2015
2016
2017
2018

Utility Plant - Schedule of Rental Payments for Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Public Utility, Property, Plant and Equipment [Line Items]
Consolidated rental payments/lease expense	$ 31,816	$ 26,829	$ 19,365
Southwest Gas [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Consolidated rental payments/lease expense	7,762	7,812	7,585
NPL services [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Consolidated rental payments/lease expense	$ 24,054	$ 19,017	$ 11,780

Utility Plant - Schedule of Future Minimum Lease Payments for Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 6,757
2014	4,304
2015	3,181
2016	2,510
2017	1,238
Thereafter	61
Total minimum lease payments	$ 18,051

Receivables and Related Allowances - Schedule of Accounts Receivable (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Receivables And Related Allowances [Line Items]
Gas utility customer accounts receivable balance	$ 94,695

Receivables and Related Allowances - Schedule of Percent of Customers by State (Detail)	12 Months Ended
Dec. 31, 2012
Arizona [Member]
Receivables And Related Allowances [Line Items]
Percent of customers by state	54.00%
Nevada [Member]
Receivables And Related Allowances [Line Items]
Percent of customers by state	36.00%
California [Member]
Receivables And Related Allowances [Line Items]
Percent of customers by state	10.00%

Receivables and Related Allowances - Schedule of Allowance for Uncollectibles (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Beginning Balance	$ 3,182	$ 3,194	$ 3,953
Additions charged to expense	2,471	2,678	2,646
Accounts written off, less recoveries	(3,149)	(2,690)	(3,405)
Ending Balance	$ 2,504	$ 3,182	$ 3,194

Regulatory Assets and Liabilities - Schedule of Regulatory Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	$ 476,720	$ 415,309
Net regulatory assets	102,480	82,106
Accrued pension and other postretirement benefit costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	373,615	330,844
Unrealized net loss on non-trading derivatives (Swaps) [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	2,395	11,743
Deferred purchased gas costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	6,031	2,323
Regulatory liabilities, total	(98,957)	(72,426)
Accrued purchased gas costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	30,300	18,400
Unamortized premium on reacquired debt [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	19,452	19,011
Other [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	44,927	32,988
Accumulated removal costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, total	(256,000)	(233,000)
Unrealized net gain on non-trading derivatives (Swaps) [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, total	(6)
Deferred gain on southern Nevada division operations facility [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, total	(392)	(806)
Unamortized gain on reacquired debt [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, total	(11,934)	(12,470)
Other [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, total	$ (6,951)	$ (14,501)

Regulatory Assets and Liabilities - Schedule of Regulatory Assets and Liabilities (Parenthetical) (Detail) (Swaps [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred charges and other assets [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets and liabilities offsetting derivatives at fair value	$ 319	$ 621
Prepaids and other current assets [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets and liabilities offsetting derivatives at fair value	2,076	11,122
Other deferred credits [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets and liabilities offsetting derivatives at fair value	$ (6)

Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI") - Related Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss) (Detail) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Related Tax Effects Allocated To Each Component Of Other Comprehensive Income Loss [Line Items]
Net actuarial gain/(loss), Before-Tax Amount	$ (74,853)	$ (135,492)	$ (9,058)
Amortization of transition obligation, Before-Tax Amount	867	867	867
Amortization of net actuarial (gain)/loss, Before-Tax Amount	25,597	15,569	12,122
Prior service cost, Before-Tax Amount	(2,423)
Regulatory adjustment, Before-Tax Amount	42,771	105,931	652
Pension plans other comprehensive income (loss), Before-Tax Amount	(8,041)	(13,125)	4,583
Unrealized/realized gain/(loss), Before-Tax Amount	2,959	(17,958)	(18,446)
Amounts reclassified into net income, Before-Tax Amount	2,801	1,169	97
FSIRS other comprehensive income (loss), Before-Tax Amount	5,760	(16,789)	(18,349)
Total other comprehensive income (loss), Before-Tax Amount	(2,281)	(29,914)	(13,766)
Net actuarial gain, Tax (Expense) or Benefit	28,444	51,487	3,442
Amortization of transition obligation, Tax (Expense) or Benefit	(329)	(330)	(329)
Amortization of net actuarial (gain)/loss, Tax (Expense) or Benefit	(9,727)	(5,916)	(4,606)
Prior service cost, Tax (Expense) or Benefit	921
Regulatory adjustment, Tax (Expense) or Benefit	(16,253)	(40,254)	(248)
Pension plans other comprehensive income (loss), Tax (Expense) or Benefit	3,056	4,987	(1,741)
Unrealized/realized gain/(loss), Tax (expense) or Benefit	(1,125)	6,824	7,010
Amounts reclassified into net income, Tax (Expense) or Benefit	(1,064)	(444)	(37)
FSIRS other comprehensive income (loss), Tax (Expense) or Benefit	(2,189)	6,380	6,973
Total other comprehensive income (loss), Tax (Expense) or Benefit	867	11,367	5,232
Net actuarial gain/(loss), Net-of-Tax Amount	(46,409)	(84,005)	(5,616)
Amortization of transition obligation, Net-of-Tax Amount	538	537	538
Amortization of net actuarial (gain)/loss, Net-of-Tax Amount	15,870	9,653	7,516
Prior service cost, Net-of-Tax Amount	(1,502)
Regulatory adjustment, Net-of-Tax Amount	26,518	65,677	404
Pension plans other comprehensive income (loss), Net-of-Tax Amount	(4,985)	(8,138)	2,842
Unrealized/realized loss, Net-of-Tax Amount	1,834	(11,134)	(11,436)
Amounts reclassified into net income, Net-of-Tax Amount	1,737	725	60
FSIRS other comprehensive income (loss), Net-of-Tax Amount	3,571	(10,409)	(11,376)
Total other comprehensive income (loss), net of tax	$ (1,414)	$ (18,547)	$ (8,534)

Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI") - Related Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss) (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2012
Schedule Of Related Tax Effects Allocated To Each Component Of Other Comprehensive Income Loss [Line Items]
Other comprehensive income loss, effective income tax Rate	38.00%

Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI") - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Amount of FSIRS existing AOCI losses expected to reclassified income in next 12 months	$ 2.1

Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI") - Schedule of Estimated Amounts Amortized from Accumulated Other Comprehensive Income or Regulatory Assets into Net Periodic Benefit Cost (Detail) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Qualified Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Retirement plan net actuarial loss	$ 32,400
SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
Retirement plan net actuarial loss	1,000
PBOP [Member]
Defined Benefit Plan Disclosure [Line Items]
Retirement plan net actuarial loss	1,000
PBOP prior service cost	$ 400

Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI") - Rollforward of Accumulated Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Stockholders Equity [Line Items]
Beginning Balance AOCI December 31, 2011, Defined Benefit Plans Before-Tax	$ (44,429)
Ending Balance AOCI December 31, 2012, Defined Benefit Plans - Before Tax	(52,470)	(44,429)
Beginning Balance AOCI December 31, 2011, Defined Benefit Plans - Tax (Expense) Benefit	16,883
Ending Balance AOCI December 31, 2012, Defined Benefit Plans - Tax (Expense) Benefit	19,939	16,883
Beginning Balance AOCI December 31, 2011, Defined Benefit Plans - After-Tax	(27,546)
Ending Balance AOCI December 31, 2012, Defined Benefit Plans - After Tax	(32,531)	(27,546)
Beginning Balance AOCI December 31, 2011, FSIRS - Before-Tax	(35,138)
Ending Balance AOCI December 31, 2012, FSIRS - Before-Tax	(29,378)	(35,138)
Beginning Balance AOCI December 31, 2011, FSIRS - Tax (Expense) Benefit	13,353
Ending Balance AOCI December 31, 2012, FSIRS - Tax (Expense) Benefit	11,164	13,353
Beginning Balance AOCI December 31, 2011, FSIRS - After-Tax	(21,785)
Ending Balance AOCI December 31, 2012, FSIRS - After-Tax	(18,214)	(21,785)
Beginning Balance AOCI December 31,2011	(49,331)
Ending Balance AOCI December 31, 2012	(50,745)	(49,331)
Current period other comprehensive income (loss), Defined Benefit Plans - Before-Tax	(8,041)
Current period other comprehensive income (loss), Defined Benefit Plans - Tax (Expense) Benefit	3,056
Current period other comprehensive income (loss), Defined Benefit Plans - After-Tax	(4,985)	(8,138)	2,842
Current period other comprehensive income (loss), FSIRS - Before-Tax	5,760	(16,789)	(18,349)
Current period other comprehensive income (loss), FSIRS - Tax (Expense) Benefit	(2,189)
Net forward-starting interest rate swaps	3,571	(10,409)	(11,376)
Current period other comprehensive income (loss), AOCI	$ (1,414)

Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI") - Amount Recognized Before Income Tax in Accumulated Other Comprehensive Income (Detail) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net actuarial (loss) gain	$ 74,853	$ 135,492	$ 9,058
Prior service cost	2,423
Less: amount recognized in regulatory assets	476,720	415,309
Recognized in AOCI	52,470	44,429
Defined Benefit Plans [Member]
Net actuarial (loss) gain	(423,662)	(374,406)
Prior service cost	(2,423)
Net transition obligation		(867)
Less: amount recognized in regulatory assets	373,615	330,844
Recognized in AOCI	$ (52,470)	$ (44,429)

Preferred Trust Securities and Subordinated Debentures - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Debt Instrument [Line Items]
Proceeds from issuance of trust preferred securities	$ 100
Preferred trust securities, interest rate	7.70%
Trust common securities	3.1
Principal amount of junior subordinated debentures	103.1
Subordinated debentures interest rate percentage	7.70%
Credit facility maximum borrowing capacity	$ 300

Long-Term Debt - Schedule of Estimated Fair Values of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Less: current maturities	$ (50,137)	$ (322,618)
Long-term debt, less current maturities	1,268,373	930,858
Carrying Amount [Member]
Debt Instrument [Line Items]
NPL credit facility	41,562	16,566
Unamortized discount	(3,195)	(3,360)
Long-term debt, gross	1,318,510	1,253,476
Less: current maturities	(50,137)	(322,618)
Long-term debt, less current maturities	1,268,373	930,858
Carrying Amount [Member] | Bonds [Member]
Debt Instrument [Line Items]
Unsecured debt	491,130	517,695
Carrying Amount [Member] | NPL other debt obligations [Member]
Debt Instrument [Line Items]
NPL other debt obligations	20,721	4,802
Carrying Amount [Member] | Debentures [Member]
Debt Instrument [Line Items]
Unamortized discount	(3,403)	(2,087)
Carrying Amount [Member] | Debentures [Member] | Notes, 7.625%, due 2012 [Member]
Debt Instrument [Line Items]
Notes payable		200,000
Carrying Amount [Member] | Debentures [Member] | Notes, 4.45%, due 2020 [Member]
Debt Instrument [Line Items]
Notes payable	125,000	125,000
Carrying Amount [Member] | Debentures [Member] | Notes, 6.1%, due 2041[Member]
Debt Instrument [Line Items]
Notes payable	125,000	125,000
Carrying Amount [Member] | Debentures [Member] | Notes, 3.875%, due 2022 [Member]
Debt Instrument [Line Items]
Notes payable	250,000
Carrying Amount [Member] | Debentures [Member] | 8% Series, due 2026 [Member]
Debt Instrument [Line Items]
Notes payable	75,000	75,000
Carrying Amount [Member] | Debentures [Member] | Medium-term notes, 7.59% Series, due 2017 [Member]
Debt Instrument [Line Items]
Notes payable	25,000	25,000
Carrying Amount [Member] | Debentures [Member] | Medium-term notes, 7.78% Series, Due 2022 [Member]
Debt Instrument [Line Items]
Notes payable	25,000	25,000
Carrying Amount [Member] | Debentures [Member] | Medium-term notes, 7.92% Series, Due 2027 [Member]
Debt Instrument [Line Items]
Notes payable	25,000	25,000
Carrying Amount [Member] | Debentures [Member] | Medium-term notes, 6.76% Series, Due 2027 [Member]
Debt Instrument [Line Items]
Notes payable	7,500	7,500
Carrying Amount [Member] | Debentures [Member] | Notes Payable [Member]
Debt Instrument [Line Items]
Notes payable	654,097	605,413
Carrying Amount [Member] | Debentures [Member] | Revolving credit facility and commercial paper [Member]
Debt Instrument [Line Items]
Line of credit facility, fair value	111,000	109,000
Carrying Amount [Member] | Variable-rate bonds [Member] | Tax-exempt Series A, Due 2028 [Member]
Debt Instrument [Line Items]
Unsecured debt	50,000	50,000
Carrying Amount [Member] | Variable-rate bonds [Member] | 2003 Series A, due 2038 [Member]
Debt Instrument [Line Items]
Unsecured debt	50,000	50,000
Carrying Amount [Member] | Variable-rate bonds [Member] | 2008 Series A, due 2038 [Member]
Debt Instrument [Line Items]
Unsecured debt	50,000	50,000
Carrying Amount [Member] | Variable-rate bonds [Member] | 2009 Series A, due 2039 [Member]
Debt Instrument [Line Items]
Unsecured debt	50,000	50,000
Carrying Amount [Member] | Fixed-rate bonds [Member] | 6.10% 1999 Series A, due 2038 [Member]
Debt Instrument [Line Items]
Unsecured debt		12,410
Carrying Amount [Member] | Fixed-rate bonds [Member] | 5.95% 1999 Series C, due 2038 [Member]
Debt Instrument [Line Items]
Unsecured debt		14,320
Carrying Amount [Member] | Fixed-rate bonds [Member] | 5.55% 1999 Series D, due 2038 [Member]
Debt Instrument [Line Items]
Unsecured debt	8,270	8,270
Carrying Amount [Member] | Fixed-rate bonds [Member] | 5.45% 2003 Series C, due 2038 (rate resets in March 2013) [Member]
Debt Instrument [Line Items]
Unsecured debt	30,000	30,000
Carrying Amount [Member] | Fixed-rate bonds [Member] | 5.25% 2003 Series D, due 2038 [Member]
Debt Instrument [Line Items]
Unsecured debt	20,000	20,000
Carrying Amount [Member] | Fixed-rate bonds [Member] | 5.80% 2003 Series E, due 2038 (rate resets in March 2013) [Member]
Debt Instrument [Line Items]
Unsecured debt	15,000	15,000
Carrying Amount [Member] | Fixed-rate bonds [Member] | 5.25% 2004 Series A, due 2034 [Member]
Debt Instrument [Line Items]
Unsecured debt	65,000	65,000
Carrying Amount [Member] | Fixed-rate bonds [Member] | 5.00% 2004 Series B, due 2033 [Member]
Debt Instrument [Line Items]
Unsecured debt	31,200	31,200
Carrying Amount [Member] | Fixed-rate bonds [Member] | 4.85% 2005 Series A, due 2035 [Member]
Debt Instrument [Line Items]
Unsecured debt	100,000	100,000
Carrying Amount [Member] | Fixed-rate bonds [Member] | 4.75% 2006 Series A, due 2036 [Member]
Debt Instrument [Line Items]
Unsecured debt	24,855	24,855
Market Value [Member] | NPL other debt obligations [Member]
Debt Instrument [Line Items]
IDRBs to be redeemed	20,991	4,814
Market Value [Member] | NPL credit facility [Member]
Debt Instrument [Line Items]
NPL credit facility	41,562	16,566
Market Value [Member] | Debentures [Member] | Notes, 7.625%, due 2012 [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure		204,312
Market Value [Member] | Debentures [Member] | Notes, 4.45%, due 2020 [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	141,771	128,673
Market Value [Member] | Debentures [Member] | Notes, 6.1%, due 2041[Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	165,779	143,074
Market Value [Member] | Debentures [Member] | Notes, 3.875%, due 2022 [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	277,950
Market Value [Member] | Debentures [Member] | 8% Series, due 2026 [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	111,501	96,340
Market Value [Member] | Debentures [Member] | Medium-term notes, 7.59% Series, due 2017 [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	30,710	30,199
Market Value [Member] | Debentures [Member] | Medium-term notes, 7.78% Series, Due 2022 [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	34,637	31,932
Market Value [Member] | Debentures [Member] | Medium-term notes, 7.92% Series, Due 2027 [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	36,953	31,648
Market Value [Member] | Debentures [Member] | Medium-term notes, 6.76% Series, Due 2027 [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	10,058	8,510
Market Value [Member] | Debentures [Member] | Revolving credit facility and commercial paper [Member]
Debt Instrument [Line Items]
Line of credit facility, fair value	111,000	109,000
Market Value [Member] | Variable-rate bonds [Member] | Tax-exempt Series A, Due 2028 [Member]
Debt Instrument [Line Items]
Unsecured Debt Fair Value	50,000	50,000
Market Value [Member] | Variable-rate bonds [Member] | 2003 Series A, due 2038 [Member]
Debt Instrument [Line Items]
Unsecured Debt Fair Value	50,000	50,000
Market Value [Member] | Variable-rate bonds [Member] | 2008 Series A, due 2038 [Member]
Debt Instrument [Line Items]
Unsecured Debt Fair Value	50,000	50,000
Market Value [Member] | Variable-rate bonds [Member] | 2009 Series A, due 2039 [Member]
Debt Instrument [Line Items]
Unsecured Debt Fair Value	50,000	50,000
Market Value [Member] | Fixed-rate bonds [Member] | 6.10% 1999 Series A, due 2038 [Member]
Debt Instrument [Line Items]
Unsecured Debt Fair Value		12,410
Market Value [Member] | Fixed-rate bonds [Member] | 5.95% 1999 Series C, due 2038 [Member]
Debt Instrument [Line Items]
Unsecured Debt Fair Value		14,449
Market Value [Member] | Fixed-rate bonds [Member] | 5.55% 1999 Series D, due 2038 [Member]
Debt Instrument [Line Items]
Unsecured Debt Fair Value	8,375	8,253
Market Value [Member] | Fixed-rate bonds [Member] | 5.45% 2003 Series C, due 2038 (rate resets in March 2013) [Member]
Debt Instrument [Line Items]
Unsecured Debt Fair Value	30,152	31,332
Market Value [Member] | Fixed-rate bonds [Member] | 5.25% 2003 Series D, due 2038 [Member]
Debt Instrument [Line Items]
Unsecured Debt Fair Value	20,571	19,583
Market Value [Member] | Fixed-rate bonds [Member] | 5.80% 2003 Series E, due 2038 (rate resets in March 2013) [Member]
Debt Instrument [Line Items]
Unsecured Debt Fair Value	15,102	15,634
Market Value [Member] | Fixed-rate bonds [Member] | 5.25% 2004 Series A, due 2034 [Member]
Debt Instrument [Line Items]
Unsecured Debt Fair Value	66,955	64,291
Market Value [Member] | Fixed-rate bonds [Member] | 5.00% 2004 Series B, due 2033 [Member]
Debt Instrument [Line Items]
Unsecured Debt Fair Value	31,655	30,283
Market Value [Member] | Fixed-rate bonds [Member] | 4.85% 2005 Series A, due 2035 [Member]
Debt Instrument [Line Items]
Unsecured Debt Fair Value	101,184	94,836
Market Value [Member] | Fixed-rate bonds [Member] | 4.75% 2006 Series A, due 2036 [Member]
Debt Instrument [Line Items]
Unsecured Debt Fair Value	$ 25,189	$ 23,179

Long-Term Debt - Schedule of Estimated Fair Values of Long-Term Debt (Parenthetical) (Detail)	Jan. 31, 2012 6.10% 1999 Series A, due 2038 [Member]	Dec. 31, 2012 5.45% 2003 Series C, due 2038 (rate resets in March 2013) [Member]	Dec. 31, 2012 5.80% 2003 Series E, due 2038 (rate resets in March 2013) [Member]	Dec. 31, 2012 Debentures [Member] Notes, 7.625%, due 2012 [Member] Carrying Amount [Member]	Dec. 31, 2011 Debentures [Member] Notes, 7.625%, due 2012 [Member] Carrying Amount [Member]	Dec. 31, 2012 Debentures [Member] Notes, 7.625%, due 2012 [Member] Market Value [Member]	Dec. 31, 2011 Debentures [Member] Notes, 7.625%, due 2012 [Member] Market Value [Member]	Dec. 31, 2012 Debentures [Member] Notes, 4.45%, due 2020 [Member] Carrying Amount [Member]	Dec. 31, 2011 Debentures [Member] Notes, 4.45%, due 2020 [Member] Carrying Amount [Member]	Dec. 31, 2012 Debentures [Member] Notes, 4.45%, due 2020 [Member] Market Value [Member]	Dec. 31, 2011 Debentures [Member] Notes, 4.45%, due 2020 [Member] Market Value [Member]	Dec. 31, 2012 Debentures [Member] Notes, 6.1%, due 2041[Member] Carrying Amount [Member]	Dec. 31, 2011 Debentures [Member] Notes, 6.1%, due 2041[Member] Carrying Amount [Member]	Dec. 31, 2012 Debentures [Member] Notes, 6.1%, due 2041[Member] Market Value [Member]	Dec. 31, 2011 Debentures [Member] Notes, 6.1%, due 2041[Member] Market Value [Member]	Dec. 31, 2012 Debentures [Member] Notes, 3.875%, due 2022 [Member] Carrying Amount [Member]	Dec. 31, 2011 Debentures [Member] Notes, 3.875%, due 2022 [Member] Carrying Amount [Member]	Dec. 31, 2012 Debentures [Member] Notes, 3.875%, due 2022 [Member] Market Value [Member]	Dec. 31, 2011 Debentures [Member] Notes, 3.875%, due 2022 [Member] Market Value [Member]	Dec. 31, 2012 Debentures [Member] 8% Series, due 2026 [Member] Carrying Amount [Member]	Dec. 31, 2011 Debentures [Member] 8% Series, due 2026 [Member] Carrying Amount [Member]	Dec. 31, 2012 Debentures [Member] 8% Series, due 2026 [Member] Market Value [Member]	Dec. 31, 2011 Debentures [Member] 8% Series, due 2026 [Member] Market Value [Member]	Dec. 31, 2012 Debentures [Member] Medium-term notes, 7.59% Series, due 2017 [Member] Carrying Amount [Member]	Dec. 31, 2011 Debentures [Member] Medium-term notes, 7.59% Series, due 2017 [Member] Carrying Amount [Member]	Dec. 31, 2012 Debentures [Member] Medium-term notes, 7.59% Series, due 2017 [Member] Market Value [Member]	Dec. 31, 2011 Debentures [Member] Medium-term notes, 7.59% Series, due 2017 [Member] Market Value [Member]	Dec. 31, 2012 Debentures [Member] Medium-term notes, 7.78% Series, Due 2022 [Member] Carrying Amount [Member]	Dec. 31, 2011 Debentures [Member] Medium-term notes, 7.78% Series, Due 2022 [Member] Carrying Amount [Member]	Dec. 31, 2012 Debentures [Member] Medium-term notes, 7.78% Series, Due 2022 [Member] Market Value [Member]	Dec. 31, 2011 Debentures [Member] Medium-term notes, 7.78% Series, Due 2022 [Member] Market Value [Member]	Dec. 31, 2012 Debentures [Member] Medium-term notes, 7.92% Series, Due 2027 [Member] Carrying Amount [Member]	Dec. 31, 2011 Debentures [Member] Medium-term notes, 7.92% Series, Due 2027 [Member] Carrying Amount [Member]	Dec. 31, 2012 Debentures [Member] Medium-term notes, 7.92% Series, Due 2027 [Member] Market Value [Member]	Dec. 31, 2011 Debentures [Member] Medium-term notes, 7.92% Series, Due 2027 [Member] Market Value [Member]	Dec. 31, 2012 Debentures [Member] Medium-term notes, 6.76% Series, Due 2027 [Member] Carrying Amount [Member]	Dec. 31, 2011 Debentures [Member] Medium-term notes, 6.76% Series, Due 2027 [Member] Carrying Amount [Member]	Dec. 31, 2012 Debentures [Member] Medium-term notes, 6.76% Series, Due 2027 [Member] Market Value [Member]	Dec. 31, 2011 Debentures [Member] Medium-term notes, 6.76% Series, Due 2027 [Member] Market Value [Member]	Dec. 31, 2012 Variable-rate bonds [Member] Tax-exempt Series A, Due 2028 [Member] Carrying Amount [Member]	Dec. 31, 2011 Variable-rate bonds [Member] Tax-exempt Series A, Due 2028 [Member] Carrying Amount [Member]	Dec. 31, 2012 Variable-rate bonds [Member] Tax-exempt Series A, Due 2028 [Member] Market Value [Member]	Dec. 31, 2011 Variable-rate bonds [Member] Tax-exempt Series A, Due 2028 [Member] Market Value [Member]	Dec. 31, 2012 Variable-rate bonds [Member] 2003 Series A, due 2038 [Member] Carrying Amount [Member]	Dec. 31, 2011 Variable-rate bonds [Member] 2003 Series A, due 2038 [Member] Carrying Amount [Member]	Dec. 31, 2012 Variable-rate bonds [Member] 2003 Series A, due 2038 [Member] Market Value [Member]	Dec. 31, 2011 Variable-rate bonds [Member] 2003 Series A, due 2038 [Member] Market Value [Member]	Dec. 31, 2012 Variable-rate bonds [Member] 2008 Series A, due 2038 [Member] Carrying Amount [Member]	Dec. 31, 2011 Variable-rate bonds [Member] 2008 Series A, due 2038 [Member] Carrying Amount [Member]	Dec. 31, 2012 Variable-rate bonds [Member] 2008 Series A, due 2038 [Member] Market Value [Member]	Dec. 31, 2011 Variable-rate bonds [Member] 2008 Series A, due 2038 [Member] Market Value [Member]	Dec. 31, 2012 Variable-rate bonds [Member] 2009 Series A, due 2039 [Member] Carrying Amount [Member]	Dec. 31, 2011 Variable-rate bonds [Member] 2009 Series A, due 2039 [Member] Carrying Amount [Member]	Dec. 31, 2012 Variable-rate bonds [Member] 2009 Series A, due 2039 [Member] Market Value [Member]	Dec. 31, 2011 Variable-rate bonds [Member] 2009 Series A, due 2039 [Member] Market Value [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] 6.10% 1999 Series A, due 2038 [Member] Carrying Amount [Member]	Dec. 31, 2011 Fixed-rate bonds [Member] 6.10% 1999 Series A, due 2038 [Member] Carrying Amount [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] 6.10% 1999 Series A, due 2038 [Member] Market Value [Member]	Dec. 31, 2011 Fixed-rate bonds [Member] 6.10% 1999 Series A, due 2038 [Member] Market Value [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] 5.95% 1999 Series C, due 2038 [Member] Carrying Amount [Member]	Dec. 31, 2011 Fixed-rate bonds [Member] 5.95% 1999 Series C, due 2038 [Member] Carrying Amount [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] 5.95% 1999 Series C, due 2038 [Member] Market Value [Member]	Dec. 31, 2011 Fixed-rate bonds [Member] 5.95% 1999 Series C, due 2038 [Member] Market Value [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] 5.55% 1999 Series D, due 2038 [Member] Carrying Amount [Member]	Dec. 31, 2011 Fixed-rate bonds [Member] 5.55% 1999 Series D, due 2038 [Member] Carrying Amount [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] 5.55% 1999 Series D, due 2038 [Member] Market Value [Member]	Dec. 31, 2011 Fixed-rate bonds [Member] 5.55% 1999 Series D, due 2038 [Member] Market Value [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] 5.45% 2003 Series C, due 2038 (rate resets in March 2013) [Member] Carrying Amount [Member]	Dec. 31, 2011 Fixed-rate bonds [Member] 5.45% 2003 Series C, due 2038 (rate resets in March 2013) [Member] Carrying Amount [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] 5.45% 2003 Series C, due 2038 (rate resets in March 2013) [Member] Market Value [Member]	Dec. 31, 2011 Fixed-rate bonds [Member] 5.45% 2003 Series C, due 2038 (rate resets in March 2013) [Member] Market Value [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] 5.25% 2003 Series D, due 2038 [Member] Carrying Amount [Member]	Dec. 31, 2011 Fixed-rate bonds [Member] 5.25% 2003 Series D, due 2038 [Member] Carrying Amount [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] 5.25% 2003 Series D, due 2038 [Member] Market Value [Member]	Dec. 31, 2011 Fixed-rate bonds [Member] 5.25% 2003 Series D, due 2038 [Member] Market Value [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] 5.80% 2003 Series E, due 2038 (rate resets in March 2013) [Member] Carrying Amount [Member]	Dec. 31, 2011 Fixed-rate bonds [Member] 5.80% 2003 Series E, due 2038 (rate resets in March 2013) [Member] Carrying Amount [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] 5.80% 2003 Series E, due 2038 (rate resets in March 2013) [Member] Market Value [Member]	Dec. 31, 2011 Fixed-rate bonds [Member] 5.80% 2003 Series E, due 2038 (rate resets in March 2013) [Member] Market Value [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] 5.25% 2004 Series A, due 2034 [Member] Carrying Amount [Member]	Dec. 31, 2011 Fixed-rate bonds [Member] 5.25% 2004 Series A, due 2034 [Member] Carrying Amount [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] 5.25% 2004 Series A, due 2034 [Member] Market Value [Member]	Dec. 31, 2011 Fixed-rate bonds [Member] 5.25% 2004 Series A, due 2034 [Member] Market Value [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] 5.00% 2004 Series B, due 2033 [Member] Carrying Amount [Member]	Dec. 31, 2011 Fixed-rate bonds [Member] 5.00% 2004 Series B, due 2033 [Member] Carrying Amount [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] 5.00% 2004 Series B, due 2033 [Member] Market Value [Member]	Dec. 31, 2011 Fixed-rate bonds [Member] 5.00% 2004 Series B, due 2033 [Member] Market Value [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] 4.85% 2005 Series A, due 2035 [Member] Carrying Amount [Member]	Dec. 31, 2011 Fixed-rate bonds [Member] 4.85% 2005 Series A, due 2035 [Member] Carrying Amount [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] 4.85% 2005 Series A, due 2035 [Member] Market Value [Member]	Dec. 31, 2011 Fixed-rate bonds [Member] 4.85% 2005 Series A, due 2035 [Member] Market Value [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] 4.75% 2006 Series A, due 2036 [Member] Carrying Amount [Member]	Dec. 31, 2011 Fixed-rate bonds [Member] 4.75% 2006 Series A, due 2036 [Member] Carrying Amount [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] 4.75% 2006 Series A, due 2036 [Member] Market Value [Member]	Dec. 31, 2011 Fixed-rate bonds [Member] 4.75% 2006 Series A, due 2036 [Member] Market Value [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	6.10%	5.45%	5.80%	7.63%	7.63%	7.63%	7.63%	4.45%	4.45%	4.45%	4.45%	6.10%	6.10%	6.10%	6.10%	3.88%	3.88%	3.88%	3.88%	8.00%	8.00%	8.00%	8.00%	7.59%	7.59%	7.59%	7.59%	7.78%	7.78%	7.78%	7.78%	7.92%	7.92%	7.92%	7.92%	6.76%	6.76%	6.76%	6.76%																	6.10%	6.10%	6.10%	6.10%	5.95%	5.95%	5.95%	5.95%	5.55%	5.55%	5.55%	5.55%	5.45%	5.45%	5.45%	5.45%	5.25%	5.25%	5.25%	5.25%	5.80%	5.80%	5.80%	5.80%	5.25%	5.25%	5.25%	5.25%	5.00%	5.00%	5.00%	5.00%	4.85%	4.85%	4.85%	4.85%	4.75%	4.75%	4.75%	4.75%
Debt instrument due date				2012	2012	2012	2012	2020	2020	2020	2020	2041	2041	2041	2041	2022	2022	2022	2022	2026	2026	2026	2026	2017	2017	2017	2017	2022	2022	2022	2022	2027	2027	2027	2027	2027	2027	2027	2027	2028	2028	2028	2028	2038	2038	2038	2038	2038	2038	2038	2038	2039	2039	2039	2039	2038	2038	2038	2038	2038	2038	2038	2038	2038	2038	2038	2038	2038	2038	2038	2038	2038	2038	2038	2038	2038	2038	2038	2038	2034	2034	2034	2034	2033	2033	2033	2033	2035	2035	2035	2035	2036	2036	2036	2036
Debt instrument rate reset																																																																				March 2,013	March 2,013	March 2,013	March 2,013					March 2,013	March 2,013	March 2,013	March 2,013

Long-Term Debt - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended			12 Months Ended		12 Months Ended			12 Months Ended				1 Months Ended			12 Months Ended					12 Months Ended
	Nov. 30, 2012	Dec. 31, 2012	Dec. 31, 2012 Short-term credit facility [Member]	Dec. 31, 2011 Short-term credit facility [Member]	Dec. 31, 2012 Revolving credit facility expire in June 2013 [Member]	Jun. 30, 2012 Revolving credit facility expire in June 2013 [Member]	Dec. 31, 2012 Revolving credit facility expire in June 2015 [Member]	Jun. 30, 2012 Revolving credit facility expire in June 2015 [Member] Minimum [Member]	Jun. 30, 2012 Revolving credit facility expire in June 2015 [Member] Maximum [Member]	Dec. 31, 2012 May 2012 [Member]	Dec. 31, 2012 March 2017 [Member]	Dec. 31, 2012 LIBOR [Member] Southwest Gas Credit Facility [Member]	Dec. 31, 2012 Alternative base rate [Member] Southwest Gas Credit Facility [Member]	Dec. 31, 2012 Three Point Eight Seven Five Percent Senior Unsecured Notes Due In Two Thousand And Twenty Two [Member]	Dec. 31, 2012 Seven Point Six Two Five Percentage Senior Notes Due Two Thousand Twelve [Member]	Jan. 31, 2012 6.10% 1999 Series A, due 2038 [Member]	Dec. 31, 2012 Commercial paper program [Member]	Nov. 30, 2012 Commercial paper program [Member]	Dec. 31, 2012 IDRBs [Member]	Dec. 31, 2012 5.45% 2003 Series C, due 2038 (rate resets in March 2013) [Member]	Dec. 31, 2012 5.80% 2003 Series E, due 2038 (rate resets in March 2013) [Member]	Dec. 31, 2012 NPL credit facility [Member]	Jun. 30, 2012 NPL credit facility [Member]
Debt Instrument [Line Items]
Senior notes																$ 12,400,000
Debt instrument interest rate														3.88%	7.63%	6.10%				5.45%	5.80%
Senior Notes issued														250,000,000
Senior Notes issued maturity date														April 1, 2022	May 2012
Senior debt repayment															200,000,000
Discount on issuance of debt														0.03%
Credit facility maximum borrowing capacity		300,000,000				30,000,000		75,000,000	85,000,000	300,000,000	300,000,000							50,000,000
Credit facility expiration date		May 1, 2012			Jun 1, 2013		Jun 1, 2015			May 1, 2012	Mar 1, 2017
Applicable margin												1.13%	0.13%
Line of credit designated as long term debt		150,000,000
Line of credit designated for working capital purposes		150,000,000
Credit facility outstanding		91,000,000	0	0													20,000,000					41,600,000
Current borrowing capacity		0
Maximum current borrowing usage	130,000,000
Credit facility interest rate		1.43%
Effective interest rate																	0.84%					0.97%
IDRBs to be redeemed																			45,000,000
Interest rate of LIBOR																							1.00%
Interest rate of base																							0.75%
Issuance of additional debt		1,700,000,000
Minimum net worth		$ 700,000,000

Long-Term Debt - Summary of Effective Interest Rates on Variable-Rate IDRBs (Detail)	Dec. 31, 2012	Dec. 31, 2011
2003 Series A, due 2038 [Member]
Debt Instrument [Line Items]
Effective interest rates	1.71%	0.83%
2008 Series A, due 2038 [Member]
Debt Instrument [Line Items]
Effective interest rates	1.59%	1.62%
2009 Series A, due 2039 [Member]
Debt Instrument [Line Items]
Effective interest rates	1.14%	1.56%
Tax-exempt Series A, Due 2028 [Member]
Debt Instrument [Line Items]
Effective interest rates	1.25%	2.22%

Long-Term Debt - Estimated Maturities of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Debt Instrument [Line Items]
2013	$ 50,137
2014	5,249
2015	46,705
2016	4,143
2017	$ 137,049

Short-Term Debt - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Short-term Debt [Line Items]
Short-term debt expiration date	May 1, 2012
Working capital purposes	$ 150,000,000
Current borrowing capacity	0
Maximum borrowing capacity	300,000,000
May 2012 [Member]
Short-term Debt [Line Items]
Maximum borrowing capacity	300,000,000
March 2017 [Member]
Short-term Debt [Line Items]
Short-term debt expiration date	Mar 1, 2017
Short-term credit facility [Member]
Short-term Debt [Line Items]
Current borrowing capacity	0
Line of credit facility, due on may 2012 [Member] | March 2017 [Member]
Short-term Debt [Line Items]
Current borrowing capacity	$ 300,000,000

Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Self-insured retention amount associated with general liability claims	$ 1
Additional self-insured retention amount of general liability	$ 5

Pension and Other Postretirement Benefits - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012 Y BasisPoint
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Maximum contribution of employer	3.50%
Deferment of annual cash compensation	100.00%
Matching contribution of employer	3.50%
Deferred compensation payments on retirement	Upon retirement, payments of compensation deferred, plus interest, are made in equal monthly installments over 10, 15, or 20 years, as elected by the participant.
Additional Deferred Compensation Payment Options, period of payment, years	5
Deferred compensation, percentage of multiple interest rate	150.00%
Increments of changes to the discount rate, basis points	25
Estimated increase in pension expense	$ 6.4
Future estimated funding amount	49
Future estimated funding amount of retirement plan	46
Minimum [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Per capita cost of covered health care benefits medical rate trend assumption	5.00%
Minimum [Member] | Commingled Funds Equities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Redemption notice period	1
Payment of impact fee to be applied on redemptions and subscriptions	$ 5
Maximum [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Per capita cost of covered health care benefits medical rate trend assumption	7.50%
Maximum [Member] | Commingled Funds Equities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Redemption notice period	30

Pension and Other Postretirement Benefits - Cost of Retirement Plan (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Employee Investment Plan cost	$ 4,707	$ 4,626	$ 4,583

Pension and Other Postretirement Benefits - Schedule of Allocation of Plan Assets (Detail)	12 Months Ended
Dec. 31, 2012
Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment percentage range, minimum	59.00%
Investment percentage range, maximum	71.00%
Debt securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment percentage range, minimum	31.00%
Investment percentage range, maximum	37.00%
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment percentage range, maximum	5.00%

Pension and Other Postretirement Benefits - Schedule of Assumptions Used (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.25%	5.00%
Weighted-average rate of compensation increase	2.75%	3.00%
Asset return assumption	8.00%	8.00%

Pension and Other Postretirement Benefits - Schedule of Amounts Recognized in Balance Sheet and Income Statement (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial loss (gain)	$ 74,853	$ 135,492	$ 9,058
Discount rate	4.25%	5.00%
Weighted-average rate of compensation increase	2.75%	3.00%
Qualified retirement plan [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	780,571	662,134
Service cost	20,319	17,725	16,932
Interest cost	38,266	37,276	35,614
Benefit obligation at end of year (PBO/PBO/APBO)	902,812	780,571	662,134
Beginning balance	521,829	475,931
Actual return on plan assets	68,174	2,384
Employer contributions	48,500	70,000
Ending balance	609,750	521,829	475,931
Funded status at year end	(293,062)	(258,742)
Qualified retirement plan [Member] | Change in benefit obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial loss (gain)	92,409	89,922
Benefits paid	(28,753)	(26,486)
Qualified retirement plan [Member] | Change in plan assets [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Benefits paid	(28,753)	(26,486)
Qualified retirement plan [Member] | Benefit obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate	4.25%	5.00%
Weighted-average rate of compensation increase	2.75%	3.00%
SERP [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	33,827	31,860
Service cost	274	217	372
Interest cost	1,629	1,766	2,045
Benefit obligation at end of year (PBO/PBO/APBO)	37,373	33,827	31,860
Employer contributions	2,468	2,443
Funded status at year end	(37,373)	(33,827)
SERP [Member] | Change in benefit obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial loss (gain)	4,111	2,427
Benefits paid	(2,468)	(2,443)
SERP [Member] | Change in plan assets [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Benefits paid	(2,468)	(2,443)
SERP [Member] | Benefit obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate	4.25%	5.00%
Weighted-average rate of compensation increase	2.75%	3.00%
PBOP [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	52,182	46,765
Service cost	977	858	856
Interest cost	2,547	2,631	2,491
Plan amendments	2,423
Benefit obligation at end of year (PBO/PBO/APBO)	59,704	52,182	46,765
Beginning balance	29,944	29,640
Actual return on plan assets	4,454	(200)
Employer contributions	1,256	904
Ending balance	35,250	29,944	29,640
Funded status at year end	(24,454)	(22,238)
PBOP [Member] | Change in benefit obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial loss (gain)	2,775	2,835
Benefits paid	(1,200)	(907)
PBOP [Member] | Change in plan assets [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Benefits paid	$ (404)	$ (400)
PBOP [Member] | Benefit obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate	4.25%	5.00%
Weighted-average rate of compensation increase	2.75%	3.00%

Pension and Other Postretirement Benefits - Schedule of Accumulated Benefit Obligation (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Qualified retirement plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 811,184	$ 699,269
SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 35,362	$ 32,695

Pension and Other Postretirement Benefits - Schedule of Expected Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	$ 33.2
2014	34.9
2015	36.7
2016	38.5
2017	40.6
2018-2022	234.4
PBOP [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	2.6
2014	2.8
2015	3
2016	3.2
2017	3.3
2018-2022	17.4
SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	2.5
2014	2.5
2015	2.5
2016	2.5
2017	2.5
2018-2022	$ 12

Pension and Other Postretirement Benefits - Schedule of Net Periodic Benefit Cost and Weighted Average Assumptions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.25%	5.00%
Expected return on plan assets	8.00%	8.00%
Weighted-average rate of compensation increase	2.75%	3.00%
Qualified retirement plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 20,319	$ 17,725	$ 16,932
Interest cost	38,266	37,276	35,614
Expected return on plan assets	(45,780)	(40,114)	(36,538)
Amortization of net actuarial loss	23,883	14,348	10,478
Net periodic benefit cost	36,688	29,235	26,486
Qualified retirement plan [Member] | Net benefit cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.00%	5.75%	6.00%
Expected return on plan assets	8.00%	8.00%	8.00%
Weighted-average rate of compensation increase	3.00%	3.25%	3.25%
SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	274	217	372
Interest cost	1,629	1,766	2,045
Amortization of net actuarial loss	683	631	1,155
Net periodic benefit cost	2,586	2,614	3,572
SERP [Member] | Net benefit cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.00%	5.75%	6.00%
Expected return on plan assets	8.00%	8.00%	8.00%
Weighted-average rate of compensation increase	3.00%	3.25%	3.25%
PBOP [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	977	858	856
Interest cost	2,547	2,631	2,491
Expected return on plan assets	(2,404)	(2,379)	(2,093)
Amortization of transition obligation	867	867	867
Amortization of net actuarial loss	1,031	590	489
Net periodic benefit cost	$ 3,018	$ 2,567	$ 2,610
PBOP [Member] | Net benefit cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.00%	5.75%	6.00%
Expected return on plan assets	8.00%	8.00%	8.00%
Weighted-average rate of compensation increase	3.00%	3.25%	3.25%

Pension and Other Postretirement Benefits - Schedule of Other Changes in Plan Assets and Benefit Obligations Recognized in Net Periodic Benefit Cost and Other Comprehensive Income (Detail) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	$ 74,853	$ 135,492	$ 9,058
Amortization of transition obligation	(867)	(867)	(867)
Amortization of net actuarial loss	(25,597)	(15,569)	(12,122)
Prior service cost	2,423
Regulatory adjustment	(42,771)	(105,931)	(652)
Recognized in other comprehensive (income) loss	8,041	13,125	(4,583)
Net periodic benefit costs recognized in net income	42,292	34,416	32,668
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	50,333	47,541	28,085
Qualified retirement plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	70,016	127,651	10,994
Amortization of net actuarial loss	(23,883)	(14,348)	(10,478)
Regulatory adjustment	(41,520)	(101,974)	(464)
Recognized in other comprehensive (income) loss	4,613	11,329	52
Net periodic benefit costs recognized in net income	36,688	29,235	26,486
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	41,301	40,564	26,538
SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	4,111	2,427	(3,480)
Amortization of net actuarial loss	(683)	(631)	(1,155)
Recognized in other comprehensive (income) loss	3,428	1,796	(4,635)
Net periodic benefit costs recognized in net income	2,586	2,614	3,572
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	6,014	4,410	(1,063)
PBOP [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	726	5,414	1,544
Amortization of transition obligation	(867)	(867)	(867)
Amortization of net actuarial loss	(1,031)	(590)	(489)
Prior service cost	2,423
Regulatory adjustment	(1,251)	(3,957)	(188)
Net periodic benefit costs recognized in net income	3,018	2,567	2,610
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	$ 3,018	$ 2,567	$ 2,610

Pension and Other Postretirement Benefits - Schedule of Changes in Fair Value of Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, including investment contracts	$ 647,760	$ 552,701
Derivative [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	643,134	547,749
Insurance company general account contracts (Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,626	4,952
Level 1-Quoted prices in active markets for identical financial assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	377,294	317,209
Level 1-Quoted prices in active markets for identical financial assets [Member] | Cash equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		21
Level 1-Quoted prices in active markets for identical financial assets [Member] | Capital equipment [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,616	4,465
Level 1-Quoted prices in active markets for identical financial assets [Member] | Chemicals/materials [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,945	7,652
Level 1-Quoted prices in active markets for identical financial assets [Member] | Consumer goods [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	50,739	42,055
Level 1-Quoted prices in active markets for identical financial assets [Member] | Energy and mining [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	40,649	40,276
Level 1-Quoted prices in active markets for identical financial assets [Member] | Finance/insurance [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	29,735	24,537
Level 1-Quoted prices in active markets for identical financial assets [Member] | Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	30,512	26,868
Level 1-Quoted prices in active markets for identical financial assets [Member] | Information technology [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	31,459	29,941
Level 1-Quoted prices in active markets for identical financial assets [Member] | Services [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	26,083	17,950
Level 1-Quoted prices in active markets for identical financial assets [Member] | Telecommunications/utilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	25,093	16,755
Level 1-Quoted prices in active markets for identical financial assets [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	20,913	23,161
Level 1-Quoted prices in active markets for identical financial assets [Member] | Real estate investment trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,771	5,956
Level 1-Quoted prices in active markets for identical financial assets [Member] | Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	85,551	71,666
Level 1-Quoted prices in active markets for identical financial assets [Member] | Government fixed Income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	19,228	5,902
Level 1-Quoted prices in active markets for identical financial assets [Member] | Futures contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		4
Level 2-Significant other observable inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	138,373	130,267
Level 2-Significant other observable inputs [Member] | Commercial Paper [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	654
Level 2-Significant other observable inputs [Member] | Government fixed income and mortgage backed securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	44,299	43,658
Level 2-Significant other observable inputs [Member] | Asset-backed and mortgage-backed [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17,141	17,488
Level 2-Significant other observable inputs [Member] | Banking [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	18,510	16,688
Level 2-Significant other observable inputs [Member] | Utilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,231	5,219
Level 2-Significant other observable inputs [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	29,801	26,558
Level 2-Significant other observable inputs [Member] | Pooled funds and mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	22,425	19,691
Level 2-Significant other observable inputs [Member] | State and local obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,312	965
Level 3-Significant unobservable inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	127,467	100,273
Level 3-Significant unobservable inputs [Member] | Commingled equity funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	127,467	100,273
Qualified retirement plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, including investment contracts	612,436	522,747
Qualified retirement plan [Member] | Derivative [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	607,810	517,795
Qualified retirement plan [Member] | Insurance company general account contracts (Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,626	4,952
Qualified retirement plan [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	350,915	295,762
Qualified retirement plan [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Cash equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		20
Qualified retirement plan [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Capital equipment [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,510	4,332
Qualified retirement plan [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Chemicals/materials [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,741	7,425
Qualified retirement plan [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Consumer goods [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	49,247	40,806
Qualified retirement plan [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Energy and mining [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	39,454	39,080
Qualified retirement plan [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Finance/insurance [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	28,861	23,808
Qualified retirement plan [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	29,615	26,070
Qualified retirement plan [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Information technology [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	30,534	29,052
Qualified retirement plan [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Services [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	25,316	17,417
Qualified retirement plan [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Telecommunications/utilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	24,355	16,257
Qualified retirement plan [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	20,298	22,473
Qualified retirement plan [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Real estate investment trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,572	5,779
Qualified retirement plan [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	67,749	57,512
Qualified retirement plan [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Government fixed Income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	18,663	5,727
Qualified retirement plan [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Futures contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		4
Qualified retirement plan [Member] | Level 2-Significant other observable inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	133,176	124,738
Qualified retirement plan [Member] | Level 2-Significant other observable inputs [Member] | Commercial Paper [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	635
Qualified retirement plan [Member] | Level 2-Significant other observable inputs [Member] | Government fixed income and mortgage backed securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	42,997	42,361
Qualified retirement plan [Member] | Level 2-Significant other observable inputs [Member] | Asset-backed and mortgage-backed [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16,637	16,969
Qualified retirement plan [Member] | Level 2-Significant other observable inputs [Member] | Banking [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17,966	16,192
Qualified retirement plan [Member] | Level 2-Significant other observable inputs [Member] | Utilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,107	5,064
Qualified retirement plan [Member] | Level 2-Significant other observable inputs [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	28,925	25,769
Qualified retirement plan [Member] | Level 2-Significant other observable inputs [Member] | Pooled funds and mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	20,636	17,447
Qualified retirement plan [Member] | Level 2-Significant other observable inputs [Member] | State and local obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,273	936
Qualified retirement plan [Member] | Level 3-Significant unobservable inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	123,719	97,295
Qualified retirement plan [Member] | Level 3-Significant unobservable inputs [Member] | Commingled equity funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	123,719	97,295
PBOP [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, including investment contracts	35,324	29,954
PBOP [Member] | Derivative [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	35,324	29,954
PBOP [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	26,379	21,447
PBOP [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Cash equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		1
PBOP [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Capital equipment [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	106	133
PBOP [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Chemicals/materials [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	204	227
PBOP [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Consumer goods [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,492	1,249
PBOP [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Energy and mining [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,195	1,196
PBOP [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Finance/insurance [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	874	729
PBOP [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	897	798
PBOP [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Information technology [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	925	889
PBOP [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Services [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	767	533
PBOP [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Telecommunications/utilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	738	498
PBOP [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	615	688
PBOP [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Real estate investment trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	199	177
PBOP [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17,802	14,154
PBOP [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Government fixed Income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	565	175
PBOP [Member] | Level 2-Significant other observable inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,197	5,529
PBOP [Member] | Level 2-Significant other observable inputs [Member] | Commercial Paper [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	19
PBOP [Member] | Level 2-Significant other observable inputs [Member] | Government fixed income and mortgage backed securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,302	1,297
PBOP [Member] | Level 2-Significant other observable inputs [Member] | Asset-backed and mortgage-backed [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	504	519
PBOP [Member] | Level 2-Significant other observable inputs [Member] | Banking [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	544	496
PBOP [Member] | Level 2-Significant other observable inputs [Member] | Utilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	124	155
PBOP [Member] | Level 2-Significant other observable inputs [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	876	789
PBOP [Member] | Level 2-Significant other observable inputs [Member] | Pooled funds and mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,789	2,244
PBOP [Member] | Level 2-Significant other observable inputs [Member] | State and local obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	39	29
PBOP [Member] | Level 3-Significant unobservable inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,748	2,978
PBOP [Member] | Level 3-Significant unobservable inputs [Member] | Commingled equity funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 3,748	$ 2,978

Pension and Other Postretirement Benefits - Schedule of Changes in Fair Value of Plan Assets (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Amounts not included in funded status table	$ 2,760,000	$ 928,000
Qualified retirement plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts not included in funded status table	2,685,000	918,000
PBOP [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts not included in funded status table	$ 75,000	$ 10,000

Pension and Other Postretirement Benefits - Schedule of Effect of Significant Unobservable Inputs (Detail) (Commingled equity funds [Member], Level 3-Significant unobservable inputs [Member], USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commingled equity funds [Member] | Level 3-Significant unobservable inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning balance	$ 100,273	$ 97,469
Actual return on plan assets, Relating to assets still held at the reporting date	21,552	(8,442)
Actual return on plan assets, Relating to assets sold during the period	342	246
Purchases	6,800	12,000
Sales	(1,500)	(1,000)
Settlements
Transfers in and/or out of Level 3
Ending balance	$ 127,467	$ 100,273

Stock-Based Compensation - Schedule of Stock-Based Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense, net of related tax benefits	$ 7,396	$ 7,262	$ 5,874
Stock-based compensation related tax benefits	$ 4,533	$ 4,451	$ 3,600

Stock-Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, maximum term, years	10 years
Weighted-average remaining contractual life of outstanding options, years	2 years 8 months 12 days
Cash received from exercise of stock options	$ 1,400,000
Tax benefit realized from exercise of stock options	363,000
Percentage of restricted stock/units vested during first year	0.4
Percentage of restricted stock/units vested during second and third years	0.3
Average grant date fair value of performance shares and restricted stock units granted		$ 37.87	$ 29.04
Total compensation cost related to nonvested performance shares and restricted stock/units not yet recognized	$ 3,800,000

Stock-Based Compensation - Schedule of Stock Options Activity (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding number of options, Beginning balance	177	369	651
Number of options, Exercised during the year	(52)	(192)	(273)
Number of options, Forfeited or expired during the year			(9)
Outstanding number of options, Ending balance	125	177	369
Weighted-average exercise price, Beginning balance	$ 27.28	$ 28.04	$ 27.49
Weighted-average exercise price, Exercised during the year	$ 25.25	$ 28.75	$ 26.67
Weighted-average exercise price, Forfeited or expired during the year			$ 29.51
Weighted-average exercise price, Ending balance	$ 28.13	$ 27.28	$ 28.04

Stock-Based Compensation - Schedule of Aggregate Intrinsic Value of Outstanding and Exercisable Options (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding and exercisable	$ 1,788	$ 2,697	$ 3,186
Exercised	$ 928	$ 1,949	$ 1,689

Stock-Based Compensation - Summary of Market Prices of Common Stock (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Based Compensation [Line Items]
Market value of Southwest Gas stock	$ 42.41	$ 42.49	$ 36.67

Stock-Based Compensation - Schedule of Stock Options Outstanding and Exercisable (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
$20.49 to $23.40 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, Lower limit	$ 20.49
Range of Exercise Price, Upper limit	$ 23.4
Weighted-average remaining contractual life, years	1 year 2 months 12 days
Number outstanding	30
Weighted-average exercise price	$ 22.54
$25.0 to $26.10 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, Lower limit	$ 25
Range of Exercise Price, Upper limit	$ 26.1
Weighted-average remaining contractual life, years	2 years 6 months
Number outstanding	34
Weighted-average exercise price	$ 25.74
$29.08 to $33.07 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, Lower limit	$ 29.08
Range of Exercise Price, Upper limit	$ 33.07
Weighted-average remaining contractual life, years	3 years 6 months
Number outstanding	61
Weighted-average exercise price	$ 32.21

Stock-Based Compensation - Schedule of Nonvested Performance and Restricted Stock Unit Plans (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested/unissued, Number of Units, at beginning of year	361
Nonvested, Number of Units, Granted	105
Nonvested, Number of Units, Dividends	10
Nonvested, Number of Units, Forfeited or expired
Nonvested, Number of Units, Vested and issued	(128)
Nonvested/unissued, Number of Units, Ending balance	348
Weighted-average grant date fair value, Beginning balance	$ 30.66
Weighted-average grant date fair value, Granted	$ 41.34
Weighted-average grant date fair value, Dividends
Weighted-average grant date fair value, Forfeited or expired
Weighted-average grant date fair value, Vested and issued	$ 25.68
Weighted-average grant date fair value, Ending balance	$ 36.03
Restricted Stock/Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested/unissued, Number of Units, at beginning of year	176
Nonvested, Number of Units, Granted	94
Nonvested, Number of Units, Dividends	5
Nonvested, Number of Units, Forfeited or expired
Nonvested, Number of Units, Vested and issued	(68)
Nonvested/unissued, Number of Units, Ending balance	207
Weighted-average grant date fair value, Beginning balance	$ 32.65
Weighted-average grant date fair value, Granted	$ 41.34
Weighted-average grant date fair value, Dividends
Weighted-average grant date fair value, Forfeited or expired
Weighted-average grant date fair value, Vested and issued	$ 31.61
Weighted-average grant date fair value, Ending balance	$ 37.18

Income Taxes - Summary of Tax-Related Interest Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Tax-related interest income	$ 24	$ 100	$ 500

Income Taxes - Tax-Related Interest Receivable and Payable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Tax-related interest receivable (payable)		$ 6

Income Taxes - Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Income Taxes [Line Items]
Unrecognized tax benefits at beginning of year	$ 1,445
Gross increases - tax positions in prior period
Gross decreases - tax positions in prior period
Gross increases - current period tax positions
Gross decreases - current period tax positions
Settlements
Lapse of statute of limitations	(1,445)
Unrecognized tax benefits at end of year

Income Taxes - Summary of Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Federal	$ 2,296	$ (265)	$ 4,204
State	5,744	2,122	4,442
Income tax expense (benefit), current	8,040	1,857	8,646
Federal	65,551	58,584	44,778
State	1,685	2,862	1,501
Total deferred income tax expense	67,236	61,446	46,279
Total income tax expense	$ 75,276	$ 63,303	$ 54,925

Income Taxes - Significant Components of Deferred Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Components Of Deferred Income Tax Expense [Line Items]
Total deferred federal and state	$ 68,097	$ 62,314	$ 47,147
Deferred ITC, net	(861)	(868)	(868)
Total deferred income tax expense	67,236	61,446	46,279
Property-related items [Member]
Significant Components Of Deferred Income Tax Expense [Line Items]
Total deferred federal and state	64,249	51,710	43,420
Purchased gas cost adjustments [Member]
Significant Components Of Deferred Income Tax Expense [Line Items]
Total deferred federal and state	1,755	(92)	(315)
Employee benefits [Member]
Significant Components Of Deferred Income Tax Expense [Line Items]
Total deferred federal and state	564	11,766	8,753
All other deferred [Member]
Significant Components Of Deferred Income Tax Expense [Line Items]
Total deferred federal and state	$ 1,529	$ (1,070)	$ (4,711)

Income Taxes - Consolidated Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Federal statutory income tax rate	35.00%	35.00%	35.00%
Net state taxes	2.60%	2.70%	2.80%
Property-related items	0.20%	0.20%	0.20%
Effect of income tax settlements		(0.90%)	(0.30%)
Tax credits	(0.40%)	(0.60%)	(0.50%)
Company owned life insurance	(1.30%)	(0.10%)	(2.30%)
All other differences	0.10%	(0.10%)	(0.20%)
Consolidated effective income tax rate	36.20%	36.20%	34.70%

Income Taxes - Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Deferred income taxes for future amortization of ITC	$ 3,211	$ 3,743
Employee benefits	27,097	24,605
Alternative minimum tax credit	18,467	17,411
Net operating losses and credits	36,206	59,096
Interest rate swap	11,164	13,352
Other	17,866	15,099
Valuation allowance	(141)	(142)
Deferred tax assets, total	113,870	133,164
Property-related items, including accelerated depreciation	652,380	611,022
Regulatory balancing accounts	2,498	743
Property-related items previously flowed through	1,729	2,797
Unamortized ITC	5,131	5,992
Debt-related costs	4,602	4,379
Other	16,626	11,914
Deferred tax liabilities, total	682,966	636,847
Net deferred tax liabilities	569,096	503,683
Current	(47,088)	(53,435)
Noncurrent	616,184	557,118
Net deferred tax liabilities	$ 569,096	$ 503,683

Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Income Taxes [Line Items]
Federal net operating loss carryforward	$ 103,000,000
Federal general business credit carryforward	306,000
Federal net operating loss carryforward and general business credit carryforward, expiration year	2031
Net capital loss carryforward	320,000
Net capital loss and charitable contribution carryforward, expiration year	2016
Charitable contribution carryforwards	2016 and 2017
Percentage of bonus depreciation deduction through 2013	50.00%
2016 [Member]
Income Taxes [Line Items]
Charitable contribution carryforwards	892,000
2017 [Member]
Income Taxes [Line Items]
Charitable contribution carryforwards	$ 743,000

Derivatives and Fair Value Measurements - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Natural gas portfolios, minimum % rate	25.00%
Natural gas portfolios, maximum % rate	35.00%
Retirement of long-term debt	$ 427,043,000	$ 330,473,000	$ 3,327,000
Minimum [Member]
Derivative [Line Items]
Maturities of natural gas swaps	January 2013
Maximum [Member]
Derivative [Line Items]
Maturities of natural gas swaps	March 2015
February 2011 [Member]
Derivative [Line Items]
Debt maturing date	February 2011
Retirement of long-term debt	200,000,000
May 2012 [Member]
Derivative [Line Items]
Debt maturing date	May 2012
Retirement of long-term debt	200,000,000
Senior Notes, 4.45%, Due 2020 (Member)
Derivative [Line Items]
Notes payable	125,000,000
Debt instrument interest rate	4.45%
Issuance of fixed rate debt (in years)	10
Notional amount	100,000,000
Senior Notes, 3.875%, Due 2022 (Member)
Derivative [Line Items]
Notes payable	250,000,000
Debt instrument interest rate	3.88%
Issuance of fixed rate debt (in years)	10
Agreement settlement paid	$ 21,800,000

Derivatives and Fair Value Measurements - Notional Amounts Under Swaps Contracts (Detail)	Dec. 31, 2012 MMBTU	Dec. 31, 2011 MMBTU
Derivative [Line Items]
Contract notional amounts	14,579,000	10,827,000

Derivatives and Fair Value Measurements - Amount of Gain or (Loss) Recognized in Income on Derivative (Detail) (Swaps Contracts [Member], Net cost of gas sold [Member], USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Swaps Contracts [Member] | Net cost of gas sold [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (loss) recognized in income on derivative	$ (4,854)	$ (18,201)	$ (27,690)
Amount of gain or (loss) recognized in income on derivative	4,854	18,201	27,690
Amount of gain or (loss) recognized in income on derivative, total

Derivatives and Fair Values Measurements - Gains (Losses) Recognized in other Comprehensive Income for Derivatives as Cash Flow Hedging Instruments (Detail) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain/(loss)realized/unrealized on FSIRS recognized in other comprehensive income on derivative	$ 2,959	$ (17,958)

Derivatives and Fair Value Measurements - Fair Values of Swaps and FSIRS in Balance Sheet Location (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Asset derivatives not designated as hedging instruments	$ 756
Liability derivatives not designated as hedging instruments	(3,145)	(11,743)
Net total not designated as hedging instruments	(2,389)	(11,743)
Swaps [Member] | Deferred charges and other assets [Member]
Derivatives, Fair Value [Line Items]
Asset derivatives not designated as hedging instruments	132
Liability derivatives not designated as hedging instruments	(126)
Net total not designated as hedging instruments	6
Swaps [Member] | Other current liabilities [Member]
Derivatives, Fair Value [Line Items]
Asset derivatives not designated as hedging instruments	391
Liability derivatives not designated as hedging instruments	(2,467)	(11,122)
Net total not designated as hedging instruments	(2,076)	(11,122)
Swaps [Member] | Other deferred credits [Member]
Derivatives, Fair Value [Line Items]
Asset derivatives not designated as hedging instruments	233
Liability derivatives not designated as hedging instruments	(552)	(621)
Net total not designated as hedging instruments	(319)	(621)
FSIRS [Member] | Other current liabilities [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives designated as hedging instrument
Liability Derivatives designated as hedging instrument		(24,713)
Net total designated as hedging instrument		$ (24,713)

Derivatives and Fair Value Measurements - Paid to and Received from Counterparties for Settlements of Matured Swaps (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Paid to counterparties	$ 14,843	$ 17,283	$ 16,574
Received from counterparties	$ 634		$ 831

Derivatives and Fair Value Measurements - Regulatory Assets/Liabilities Offsetting Derivatives at Fair Value in Balance Sheet (Detail) (Swaps [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other deferred credits [Member]
Derivatives, Fair Value [Line Items]
Net Total	$ (6)
Prepaids and other current assets [Member]
Derivatives, Fair Value [Line Items]
Net Total	2,076	11,122
Deferred charges and other assets [Member]
Derivatives, Fair Value [Line Items]
Net Total	$ 319	$ 621

Derivatives and Fair Value Measurements - Significant Other Observable Inputs (Detail) (Level 2-Significant other observable inputs [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Net Assets (Liabilities)	$ (2,389)	$ (36,456)
Swaps [Member] | Deferred charges and other assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	6
Swaps [Member] | Other current liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	(2,076)	(11,122)
Swaps [Member] | Other deferred credits [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	(319)	(621)
FSIRS [Member] | Other current liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities		$ (24,713)

Segment Information - Accounts Receivable for Services (Detail) (NPL services [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
NPL services [Member]
Accounts receivable for NPL services	$ 8,179	$ 6,205

Segment Information - Schedule of Segment Reporting Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues from unaffiliated customers													$ 1,844,404	$ 1,795,067	$ 1,769,120
Intersegment sales													83,374	92,121	61,251
Total operating revenues	488,566	371,799	409,768	657,645	517,651	352,592	388,505	628,440	468,112	307,683	385,825	668,751	1,927,778	1,887,188	1,830,371
Interest revenue													924	485	194
Interest expense													68,020	69,602	77,589
Depreciation and amortization													223,422	200,469	190,463
Income tax expense													75,276	63,303	54,925
Segment net income													133,331	112,287	103,877
Segment assets	4,488,057				4,276,007				3,984,193				4,488,057	4,276,007	3,984,193
Capital expenditures													395,712	380,991	215,439
Gas Operations [Member]
Segment Reporting Information [Line Items]
Revenues from unaffiliated customers													1,321,728	1,403,366	1,511,907
Total operating revenues													1,321,728	1,403,366	1,511,907
Interest revenue													915	465	158
Interest expense													66,957	68,777	77,025
Depreciation and amortization													186,035	175,253	170,456
Income tax expense													64,973	49,576	47,073
Segment net income													116,619	91,420	91,382
Segment assets	4,204,948				4,048,613				3,845,111				4,204,948	4,048,613	3,845,111
Capital expenditures													308,951	305,542	188,379
Construction Services [Member]
Segment Reporting Information [Line Items]
Revenues from unaffiliated customers													522,676	391,701	257,213
Intersegment sales													83,374	92,121	61,251
Total operating revenues													606,050	483,822	318,464
Interest revenue													9	20	36
Interest expense													1,063	825	564
Depreciation and amortization													37,387	25,216	20,007
Income tax expense													10,303	13,727	7,852
Segment net income													16,712	20,867	12,495
Segment assets	283,109				227,394				139,082				283,109	227,394	139,082
Capital expenditures													$ 86,761	$ 75,449	$ 27,060

Quarterly Financial Data - Schedule of Quarterly Financial Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Quarterly Financial Information [Line Items]
Operating revenues	$ 488,566	$ 371,799	$ 409,768	$ 657,645	$ 517,651	$ 352,592	$ 388,505	$ 628,440	$ 468,112	$ 307,683	$ 385,825	$ 668,751	$ 1,927,778	$ 1,887,188	$ 1,830,371
Operating income	115,211	6,310	15,380	134,623	101,924	1,253	20,568	126,335	86,170	184	24,031	121,732	271,524	250,080	232,117
Net income (loss)	$ 62,393	$ (4,305)	$ (3,676)	$ 78,919	$ 55,324	$ (15,641)	$ 4,055	$ 68,549	$ 44,985	$ (4,823)	$ (933)	$ 64,648	$ 133,331	$ 112,287	$ 103,877
Basic earnings (loss) per common share	$ 1.35	$ (0.09)	$ (0.08)	$ 1.71	$ 1.2	$ (0.34)	$ 0.09	$ 1.5	$ 0.99	$ (0.11)	$ (0.02)	$ 1.43	$ 2.89	$ 2.45	$ 2.29
Diluted earnings (loss) per common share	$ 1.34	$ (0.09)	$ (0.08)	$ 1.7	$ 1.19	$ (0.34)	$ 0.09	$ 1.48	$ 0.98	$ (0.11)	$ (0.02)	$ 1.42	$ 2.86	$ 2.43	$ 2.27